GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 54.0%
Aerospace & Defense – 0.9%
General Dynamics Corp.
$1,700,000	3.000%		05/11/21	$ 1,727,489
Northrop Grumman Corp.
1,188,000	3.500		03/15/21	1,211,463
United Technologies Corp.(a)(b) (3M USD LIBOR + 0.650%)
1,925,000	3.175		08/16/21	1,926,983

				4,865,935

Agriculture – 0.9%
Altria Group, Inc.(a)
1,525,000	3.490		02/14/22	1,565,260
Archer-Daniels-Midland Co.(a)
750,000	3.375		03/15/22	775,380
BAT Capital Corp.
2,525,000	2.297		08/14/20	2,518,890

				4,859,530

Automotive – 3.1%
BMW US Capital LLC(b)(c) (3M USD LIBOR + 0.370%)
2,500,000	2.898		08/14/20	2,506,050
Daimler Finance North America LLC(c)
775,000	3.350		05/04/21	785,633
(3M USD LIBOR + 0.390%)
800,000	2.955	(b)	05/04/20	800,448
Toyota Motor Credit Corp.(b) (3M USD LIBOR + 0.150%)
8,000,000	2.672		08/21/20	7,991,200
Volkswagen Group of America Finance LLC(b)(c) (3M USD LIBOR + 0.770%)
4,000,000	3.305		11/13/20	4,016,840

				16,100,171

Banks – 16.7%
ABN AMRO Bank NV(c)
2,100,000	2.650		01/19/21	2,108,589
600,000	3.400		08/27/21	611,928
Banco Santander SA
1,400,000	2.706		06/27/24	1,402,240
Bank of America Corp.
1,150,000	2.625		10/19/20	1,153,508
3,050,000	2.151	(a)	11/09/20	3,041,734
(3M USD LIBOR + 0.630%)
850,000	3.499	(a)(b)	05/17/22	866,686
(3M USD LIBOR + 0.660%)
1,375,000	2.369	(a)(b)	07/21/21	1,373,446
Bank of America NA(a)(b) (3M USD LIBOR + 0.650%)
500,000	3.335		01/25/23	512,895
Banque Federative du Credit Mutuel SA(c)
700,000	2.200		07/20/20	699,139
(3M USD LIBOR + 0.490%)
3,000,000	3.082	(b)	07/20/20	3,007,770
Barclays Bank PLC(b) (3M USD LIBOR + 0.400%)
5,000,000	2.922		08/21/20	4,972,500

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BNP Paribas SA(c)
$900,000	2.950%		05/23/22	$ 908,838
BNZ International Funding Ltd.(b)(c) (3M USD LIBOR + 0.700%)
4,100,000	3.222		02/21/20	4,111,931
BPCE SA
1,725,000	2.650		02/03/21	1,732,745
Citibank NA(a)
5,050,000	2.125		10/20/20	5,038,738
Citigroup, Inc.
875,000	2.400		02/18/20	874,860
Citizens Bank NA(a)
1,200,000	3.250		02/14/22	1,221,636
(3M USD LIBOR + 0.540%)
1,175,000	3.060	(b)	03/02/20	1,176,845
Cooperatieve Rabobank UA
550,000	3.125		04/26/21	558,619
(3M USD LIBOR + 0.430%)
450,000	3.016	(b)	04/26/21	451,184
Credit Suisse Group Funding Guernsey Ltd.
4,575,000	3.450		04/16/21	4,645,729
Deutsche Bank AG
2,075,000	2.700		07/13/20	2,059,514
HSBC Holdings PLC(a)(b) (3M USD LIBOR + 0.600%)
1,600,000	3.120		05/18/21	1,601,152
ING Bank NV(c)
1,725,000	2.750		03/22/21	1,735,574
JPMorgan Chase & Co.(a)(b)
(3M USD LIBOR + 0.610%)
2,150,000	3.012		06/18/22	2,153,504
(3M USD LIBOR + 0.610%)
1,900,000	3.514		06/18/22	1,941,287
(3M USD LIBOR + 0.695%)
1,775,000	3.207		04/01/23	1,809,950
Lloyds Bank PLC
1,050,000	3.300		05/07/21	1,065,036
(3M USD LIBOR + 0.490%)
1,025,000	3.055	(b)	05/07/21	1,025,267
Morgan Stanley, Inc.
1,425,000	2.500		04/21/21	1,427,494
(3M USD LIBOR + 1.180%)
4,575,000	3.772	(a)(b)	01/20/22	4,622,351
MUFG Bank Ltd.(c)
1,625,000	2.300		03/05/20	1,623,521
MUFG Union Bank NA(a)
1,325,000	3.150		04/01/22	1,353,912
National Bank of Canada(b) (3M USD LIBOR + 0.160%)
3,000,000	2.682		08/20/20	3,001,929
NatWest Markets PLC(c)
2,000,000	3.625		09/29/22	2,042,080
Nordea Bank Abp(c)
1,900,000	2.500		09/17/20	1,903,173
Santander UK PLC
1,825,000	2.125		11/03/20	1,815,364
775,000	2.500		01/05/21	774,682
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,200,000	4.247		01/20/23	1,238,472

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
SunTrust Bank(a)(b) (3M USD LIBOR + 0.500%)
$1,450,000	3.525%		10/26/21	$ 1,471,489
The Huntington National Bank(a)
1,250,000	3.125		04/01/22	1,275,675
The Toronto-Dominion Bank(b) (3M USD LIBOR + 0.300%)
3,000,000	2.879		05/01/20	3,001,950
UBS Group Funding Switzerland AG(c)
2,625,000	2.650		02/01/22	2,637,337
Wells Fargo & Co.
3,200,000	2.100		07/26/21	3,183,392
Westpac Banking Corp.
2,425,000	2.300		05/26/20	2,426,916

				87,662,581

Beverages – 1.2%
Anheuser-Busch InBev Finance, Inc.(a)
100,000	2.650		02/01/21	100,510
2,225,000	3.300		02/01/23	2,295,265
Constellation Brands, Inc.
1,550,000	2.250		11/06/20	1,547,288
975,000	2.700	(a)	05/09/22	980,694
Diageo Capital PLC
1,350,000	3.000		05/18/20	1,356,318

				6,280,075

Chemicals – 1.4%
Celanese US Holdings LLC(a)
350,000	3.500		05/08/24	359,107
DuPont de Nemours, Inc.(b) (3M USD LIBOR + 0.710%)
1,725,000	3.228		11/15/20	1,736,368
Syngenta Finance NV(c)
1,210,000	3.698		04/24/20	1,218,555
1,485,000	3.933		04/23/21	1,509,799
The Sherwin-Williams Co.
1,175,000	2.250		05/15/20	1,172,579
1,300,000	2.750	(a)	06/01/22	1,312,675

				7,309,083

Commercial Services(a) – 0.4%
IHS Markit Ltd.
1,298,000	5.000	(c)	11/01/22	1,375,880
475,000	3.625		05/01/24	488,680

				1,864,560

Computers(a) – 0.8%
Dell International LLC/EMC Corp.(c)
1,175,000	4.420		06/15/21	1,210,038

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Hewlett Packard Enterprise Co.
$2,550,000	3.600%		10/15/20	$ 2,582,895
625,000	3.500		10/05/21	637,613

				4,430,546

Diversified Financial Services – 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
725,000	4.450		12/16/21	752,601
1,500,000	4.125		07/03/23	1,566,825
AIG Global Funding(c)
675,000	2.150		07/02/20	673,373
675,000	3.350		06/25/21	686,576
(3M USD LIBOR + 0.460%)
525,000	2.809	(b)	06/25/21	525,866
Air Lease Corp.
1,425,000	3.500		01/15/22	1,458,616
1,150,000	2.750	(a)	01/15/23	1,149,034
American Express Co.(a)
1,350,000	3.375		05/17/21	1,374,934
American Express Credit Corp.(a)
1,275,000	2.375		05/26/20	1,275,485
Capital One Financial Corp.(a)
1,000,000	2.500		05/12/20	1,000,990
1,600,000	3.450		04/30/21	1,628,576
(3M USD LIBOR + 0.720%)
1,300,000	3.303	(b)	01/30/23	1,296,009
TD Ameritrade Holding Corp.(a)(b) (3M USD LIBOR + 0.430%)
2,950,000	3.009		11/01/21	2,956,991
The Charles Schwab Corp.(a)
1,125,000	3.250		05/21/21	1,145,689
(3M USD LIBOR + 0.320%)
1,100,000	2.842	(b)	05/21/21	1,100,715

				18,592,280

Electrical – 3.2%
American Electric Power Co., Inc.
1,475,000	2.150		11/13/20	1,470,118
Dominion Energy, Inc.(d)
2,700,000	2.715		08/15/21	2,703,726
DTE Energy Co.
475,000	2.600		06/15/22	477,019
NextEra Energy Capital Holdings, Inc.
925,000	3.342		09/01/20	935,628
1,200,000	2.900		04/01/22	1,218,228
NRG Energy, Inc.(a)(c)
1,225,000	3.750		06/15/24	1,258,859
Pinnacle West Capital Corp.
575,000	2.250		11/30/20	572,855

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Public Service Enterprise Group, Inc.
$1,950,000	1.600%		11/15/19	$ 1,942,453
675,000	2.875	(a)	06/15/24	683,026
Sempra Energy(a)(b) (3M USD LIBOR + 0.500%)
1,700,000	3.097		01/15/21	1,694,305
Southern Power Co.(a)
1,150,000	2.500		12/15/21	1,149,736
Vistra Operations Co. LLC(a)(c)
875,000	3.550		07/15/24	881,545
WEC Energy Group, Inc.
1,400,000	3.375		06/15/21	1,426,586
525,000	3.100		03/08/22	534,345

				16,948,429

Food & Drug Retailing – 1.3%
Conagra Brands, Inc.(a)(b) (3M USD LIBOR + 0.750%)
1,775,000	3.342		10/22/20	1,775,124
General Mills, Inc.(b) (3M USD LIBOR + 0.540%)
1,350,000	3.141		04/16/21	1,349,892
Mondelez International Holdings Netherlands BV(b)(c) (3M USD LIBOR + 0.610%)
1,800,000	3.192		10/28/19	1,802,232
Nestle Holdings, Inc.(a)(c)
1,200,000	3.100		09/24/21	1,224,420
Sysco Corp.(a)
625,000	2.600		10/01/20	626,788

				6,778,456

Gas(a) – 0.1%
NiSource, Inc.
525,000	2.650		11/17/22	528,224

Healthcare Providers & Services – 1.3%
Abbott Laboratories(a)
1,275,000	2.900		11/30/21	1,295,298
Becton Dickinson & Co.
675,000	2.404		06/05/20	674,474
(3M USD LIBOR + 0.875%)
2,025,000	3.194	(a)(b)	12/29/20	2,025,121
Humana, Inc.
1,550,000	2.500		12/15/20	1,549,551
UnitedHealth Group, Inc.
1,500,000	1.950		10/15/20	1,493,730

				7,038,174

Insurance – 1.3%
Jackson National Life Global Funding(b)(c) (3M USD LIBOR + 0.300%)
3,500,000	2.882		04/27/20	3,499,335
Marsh & McLennan Cos., Inc.
1,675,000	3.500		12/29/20	1,702,403
Metropolitan Life Global Funding I(c)
1,625,000	3.375		01/11/22	1,669,720

				6,871,458

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – 0.3%
Amazon.com, Inc.
$1,825,000	1.900%		08/21/20	$ 1,820,492

Lodging(b) – 0.2%
Marriott International, Inc. (3M USD LIBOR + 0.600%)
1,250,000	3.120		12/01/20	1,254,824

Machinery-Diversified – 0.1%
John Deere Capital Corp.
300,000	3.200		01/10/22	307,281

Media – 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
3,600,000	4.464		07/23/22	3,779,640
Comcast Corp.
1,025,000	3.450		10/01/21	1,054,407
(3M USD LIBOR + 0.330%)
1,550,000	2.922	(b)	10/01/20	1,552,619
(3M USD LIBOR + 0.440%)
1,050,000	3.032	(b)	10/01/21	1,054,295
Fox Corp.(c)
2,475,000	3.666		01/25/22	2,556,452
Sky Ltd.(c)
1,550,000	3.125		11/26/22	1,586,208
Time Warner Cable LLC(a)
1,024,000	4.000		09/01/21	1,049,672

				12,633,293

Mining(a)(c) – 0.1%
Glencore Funding LLC
575,000	3.000		10/27/22	578,525

Miscellaneous Manufacturing – 0.5%
General Electric Co.
542,000	6.000		08/07/19	543,745
(3M USD LIBOR + 0.800%)
522,000	3.397	(b)	04/15/20	521,948
Ingersoll-Rand Global Holding Co. Ltd.
1,300,000	2.900		02/21/21	1,309,503

				2,375,196

Multi-National – 2.2%
European Investment Bank
11,440,000	2.375		05/13/21	11,547,879

Oil Field Services – 1.4%
BP Capital Markets PLC
2,550,000	3.561		11/01/21	2,627,851
Marathon Oil Corp.(a)
2,875,000	2.700		06/01/20	2,876,725
Phillips 66(a)(b)(c) (3M USD LIBOR + 0.750%)
750,000	3.347		04/15/20	750,105
Schlumberger Finance Canada Ltd.(c)
850,000	2.200		11/20/20	848,776

				7,103,457

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – 3.4%
AbbVie, Inc.
$1,225,000	3.375%		11/14/21	$ 1,249,463
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 0.630%)
2,225,000	2.979		06/25/21	2,214,720
Bristol-Myers Squibb Co.(c)
1,175,000	2.550		05/14/21	1,183,307
1,325,000	2.600		05/16/22	1,340,595
Cigna Corp.(c)
1,275,000	3.200		09/17/20	1,285,940
2,900,000	3.400		09/17/21	2,955,187
CVS Health Corp.
500,000	3.125		03/09/20	501,885
1,325,000	2.800	(a)	07/20/20	1,328,366
900,000	3.350		03/09/21	912,474
2,200,000	2.125	(a)	06/01/21	2,184,930
(3M USD LIBOR + 0.630%)
525,000	3.083	(b)	03/09/20	526,412
(3M USD LIBOR + 0.720%)
375,000	3.173	(b)	03/09/21	376,448
Elanco Animal Health, Inc.(e)
1,625,000	3.912		08/27/21	1,659,761

				17,719,488

Pipelines – 1.4%
Enbridge Energy Partners LP
846,000	5.200		03/15/20	861,660
Enterprise Products Operating LLC
1,450,000	5.250		01/31/20	1,471,953
Kinder Morgan Energy Partners LP
2,325,000	6.850		02/15/20	2,384,543
Sabine Pass Liquefaction LLC(a)
2,300,000	6.250		03/15/22	2,494,856

				7,213,012

Real Estate Investment Trust(a) – 0.3%
Alexandria Real Estate Equities, Inc.
376,000	4.600		04/01/22	396,544
American Tower Corp.
1,125,000	3.300		02/15/21	1,139,389

				1,535,933

Retailing – 1.0%
Alimentation Couche-Tard, Inc.(c)
1,800,000	2.350		12/13/19	1,798,038
Dollar Tree, Inc.(a)(b) (3M USD LIBOR + 0.700%)
2,850,000	3.288		04/17/20	2,850,342
The Home Depot, Inc.
550,000	3.250		03/01/22	567,380

				5,215,760

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.181%)
$700,000	3.622%		04/26/23	$ 712,705

Semiconductors – 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,550,000	3.000		01/15/22	1,555,626
Broadcom, Inc.(c)
3,100,000	3.125		04/15/21	3,119,096
3,125,000	3.125		10/15/22	3,141,594

				7,816,316

Software(a) – 0.8%
Fiserv, Inc.
1,025,000	2.700		06/01/20	1,027,501
2,875,000	2.750		07/01/24	2,899,351

				3,926,852

Telecommunication Services – 1.7%
AT&T, Inc.
350,000	2.800	(a)	02/17/21	352,191
425,000	3.875		08/15/21	438,124
1,625,000	3.000		02/15/22	1,650,431
474,000	3.200	(a)	03/01/22	483,864
(3M USD LIBOR + 0.950%)
1,245,000	3.547	(b)	07/15/21	1,255,408
Verizon Communications, Inc.
4,375,000	2.946		03/15/22	4,462,938

				8,642,956

Transportation(a) – 0.2%
Ryder System, Inc.
875,000	2.875		06/01/22	885,150

Trucking & Leasing(a)(c) – 0.3%
Avolon Holdings Funding Ltd.
1,550,000	3.625		05/01/22	1,570,739

TOTAL CORPORATE OBLIGATIONS (Cost $280,807,625)				$282,989,360

Mortgage-Backed Obligations(b)(c) – 3.8%
Collateralized Mortgage Obligations – 3.8%
Sequential Floating Rate – 3.8%
Station Place Securitization Trust Series 2015-2, Class AR (1M USD LIBOR + 0.550%)
$20,000,000	3.049%		05/15/21	$ 20,000,000
(Cost $20,000,000)

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debenture(b) – 1.8%
FFCB (3M USD LIBOR + 0.290%)
$9,400,000	2.386%	04/11/22	$ 9,402,538
(Cost $9,400,000)

Asset-Backed Securities – 18.5%
Automotive – 4.7%
Ally Master Owner Trust Series 2017-3, Class A2(a)
$3,750,000	2.040%	06/15/22	$ 3,737,578
Ally Master Owner Trust Series 2018-1, Class A2
5,900,000	2.700	01/17/23	5,938,713
Chesapeake Funding II LLC Series 2016-2A, Class A1(c)
602,693	1.880	06/15/28	601,673
Ford Credit Auto Owner Trust Series 2016-2, Class A(c)
500,000	2.030	12/15/27	498,956
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1
5,200,000	2.160	09/15/22	5,191,644
Ford Credit Floorplan Master Owner Trust Series 2018-3, Class A1
3,250,000	3.520	10/15/23	3,343,647
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A1(b)(c) (1M USD LIBOR + 0.640%)
1,750,000	3.080	02/15/23	1,754,794
Nissan Master Owner Receivables Trust Series 2017-C, Class A(b) (1M USD LIBOR + 0.320%)
3,100,000	2.760	10/17/22	3,101,191
Tesla Auto Lease Trust Series 2018-A, Class A(a)(c)
360,068	2.320	12/20/19	359,914

			24,528,110

Credit Card – 5.5%
American Express Credit Account Master Trust Series 2019-2, Class A
2,050,000	2.670	11/15/24	2,084,544
Barclays Dryrock Issuance Trust Series 2015-1, Class A
3,450,000	2.200	12/15/22	3,448,034
Barclays Dryrock Issuance Trust Series 2016-1, Class A
1,600,000	1.520	05/16/22	1,599,493
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5
2,100,000	1.660	06/17/24	2,082,503
Chase Issuance Trust Series 2016-A5, Class A5
3,950,000	1.270	07/15/21	3,948,399
Evergreen Credit Card Trust Series 2019-1, Class A(b)(c) (1M USD LIBOR + 0.480%)
6,300,000	2.920	01/15/23	6,318,303
Golden Credit Card Trust Series 2016-5A, Class A(c)
2,800,000	1.600	09/15/21	2,795,087
Golden Credit Card Trust Series 2017-2A, Class A(c)
800,000	1.980	04/15/22	796,961
Master Credit Card Trust II Series 2017-1A, Class A(c)
2,600,000	2.260	07/21/21	2,598,880
Trillium Credit Card Trust II Series 2019-2A, Class A(c)
3,450,000	3.038	01/26/24	3,492,207

			29,164,411

Home Equity(b) – 0.0%
Centex Home Equity Loan Trust Series 2004-D, Class MV3 (1M USD LIBOR + 1.000%)
54,851	3.930	09/25/34	54,754

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity(b) – (continued)
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE4, Class M3 (1M USD LIBOR + 2.250%)
$20,588	4.680%	05/25/34	$ 20,568

			75,322

Student Loan(b) – 8.3%
Access Group, Inc. Series 2013-1, Class A(c) (1M USD LIBOR + 0.500%)
1,195,910	2.930	02/25/36	1,182,205
ECMC Group Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.350%)
3,293,786	3.780	07/26/66	3,320,258
ECMC Group Student Loan Trust Series 2017-1A, Class A(c) (1M USD LIBOR + 1.200%)
2,869,643	3.630	12/27/66	2,881,943
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c) (1M USD LIBOR + 0.800%)
764,105	3.230	06/25/26	764,668
Educational Services of America, Inc. Series 2010-1, Class A1(c) (3M USD LIBOR + 0.850%)
457,126	3.621	07/25/23	457,357
Educational Services of America, Inc. Series 2014-1, Class A(c) (1M USD LIBOR + 0.700%)
1,430,333	3.130	02/25/39	1,427,140
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(c) (3M LIBOR + 0.110%)
1,014,056	2.761	11/25/26	1,012,158
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,346,862	3.671	07/25/45	1,353,106
Missouri Higher Education Loan Authority Series 2011-1, Class A1 (3M USD LIBOR + 0.850%)
2,437,739	3.452	06/25/36	2,442,144
Navient Student Loan Trust Series 2016-5A, Class A(c) (1M USD LIBOR + 1.250%)
3,728,420	3.680	06/25/65	3,770,317
Navient Student Loan Trust Series 2016-7A, Class A(c) (1M USD LIBOR + 1.150%)
1,860,223	3.580	03/25/66	1,867,181
Navient Student Loan Trust Series 2017-2A, Class A(c) (1M USD LIBOR + 1.050%)
2,755,556	3.480	12/27/66	2,764,121
Nelnet Student Loan Trust Series 2006-2, Class A5 (3M USD LIBOR + 0.100%)
368,963	2.871	01/25/30	368,893
Nelnet Student Loan Trust Series 2012-3A, Class A(c) (1M USD LIBOR + 0.700%)
3,770,495	3.130	02/25/45	3,727,014
Northstar Education Finance, Inc. Series 2012-1, Class A(c) (1M USD LIBOR + 0.700%)
984,579	3.130	12/26/31	982,911
PHEAA Student Loan Trust Series 2014-3A, Class A(c) (1M USD LIBOR + 0.590%)
5,592,682	3.020	08/25/40	5,555,061
SLC Student Loan Center Series 2011-1, Class A(c) (1M USD LIBOR + 1.220%)
3,857,291	3.650	10/25/27	3,872,041
SLM Student Loan Trust Series 2007-1, Class A5 (3M USD LIBOR + 0.090%)
2,621,136	2.861	01/26/26	2,615,853

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
$450,930	3.187%	10/01/24	$ 452,119
Utah State Board of Regents Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
1,100,000	3.586	05/01/35	1,106,842
Utah State Board of Regents Series 2016-1, Class A (1M USD LIBOR + 0.750%)
1,462,887	3.180	09/25/56	1,462,185
Wachovia Student Loan Trust Series 2005-1, Class A5 (3M USD LIBOR + 0.130%)
26,370	2.901	01/26/26	26,365

			43,411,882

TOTAL ASSET-BACKED SECURITIES (Cost $97,014,711)			$ 97,179,725

Municipal Debt Obligation(a)(b) – 0.1%
Utah – 0.1%
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2 (3M USD LIBOR + 0.850%)
$413,072	3.429%	05/01/29	$ 414,195
(Cost $413,751)

U.S. Treasury Obligations – 3.9%
United States Treasury Floating Rate Note(b) (3M USD LIBOR + 0.115%)
14,300,000	2.211%	01/31/21	$ 14,287,346
United States Treasury Notes
940,000	1.375 (f)	04/30/21	932,877
4,920,000	2.500	03/31/23	5,055,684

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,079,413)			$ 20,275,907

Shares	Dividend Rate		Value

Investment Companies(g) – 4.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
13,805,713	2.308%		$ 13,805,713
Goldman Sachs Financial Square Money Market Fund - Institutional Shares
11,285,856	2.506		11,292,628

TOTAL INVESTMENT COMPANIES (Cost $25,094,977)			$ 25,098,341

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $452,810,477)			$455,360,066

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 11.2%
Certificates of Deposit – 0.9%
Bayerische Landesbank NY
$2,000,000	2.580%	07/05/19	$ 2,000,054
National Securities Clearing Corp.(c)(h)
2,500,000	0.000	12/13/19	2,472,583

			4,472,637

Commercial Paper – 10.3%
BAT International Finance PLC(c)(h)
1,500,000	0.000	07/08/19	1,498,953
Bell Canada, Inc.(c)(h)
1,550,000	0.000	07/23/19	1,547,171
Canadian Imperial Bank of Commerce(b)
2,500,000	2.976	05/02/20	2,505,387
Credit Agricole Corporate & Investment Bank(b)
(3M USD LIBOR + 0.350%)
2,500,000	2.933	07/30/20	2,502,637
(3M USD LIBOR + 0.385%)
2,650,000	2.920	05/11/20	2,656,404
General Electric Co.(h)
2,091,000	0.000	09/03/19	2,080,913
Marriott International, Inc.(c)(h)
1,000,000	0.000	08/19/19	996,278
Nordea Bank AB NY(b)
(3M USD LIBOR + 0.270%)
2,270,000	2.815	08/10/20	2,272,971
(3M USD LIBOR + 0.400%)
3,200,000	2.711	03/27/20	3,208,440
Reckitt Benckiser Treasury Services PLC(c)(h)
2,000,000	0.000	02/03/20	1,971,082
2,000,000	0.000	02/04/20	1,970,951
Sempra Energy Holdings(c)(h)
2,000,000	0.000	08/05/19	1,994,610
Societe Generale SA(b)(c)
4,900,000	3.025	12/18/19	4,908,375
Standard Chartered Bank(b)
3,000,000	2.822	09/18/20	3,005,362
Sumitomo Mitsui Banking Corp.(b)
(3M USD LIBOR + 0.370%)
2,900,000	2.954	01/10/20	2,904,046
(3M USD LIBOR + 0.420%)
5,190,000	3.001	07/24/20	5,197,558

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Suncor Energy, Inc.(c)(h)
$2,000,000	0.000%	07/22/19	$ 1,996,624
Svenska Handelsbanken AB(b)
(3M USD LIBOR + 0.270%)
4,250,000	2.862	10/21/19	4,253,877
(3M USD LIBOR + 0.400%)
4,000,000	2.992	04/01/20	4,010,710
Transcanada Pipelines Ltd.(c)(h)
2,245,000	0.000	07/12/19	2,242,801
VW Credit, Inc.(c)(h)
500,000	0.000	03/30/20	489,485

			54,214,635

TOTAL SHORT-TERM INVESTMENTS (Cost $58,606,343)			$ 58,687,272

TOTAL INVESTMENTS – 98.1% (Cost $511,416,820)			$514,047,338

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			10,034,167

NET ASSETS – 100.0%			$524,081,505

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2019.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(f)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Represents an affiliated issuer.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
BP	— British Pound Offered Rate
FFCB	— Federal Farm Credit Bank
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	189	09/16/19	$46,302,638	$44,449
Eurodollars	105	12/16/19	25,748,625	24,694

Total				$69,143

Short position contracts:
Eurodollars	(167)	12/14/20	(41,100,788)	(486,887)
Eurodollars	(143)	03/15/21	(35,203,025)	(476,157)
2 Year U.S. Treasury Notes	(4)	09/30/19	(860,719)	(1,351)
5 Year U.S. Treasury Notes	(330)	09/30/19	(38,991,562)	(439,778)

Total				$(1,404,173)

TOTAL FUTURES CONTRACTS				$(1,335,030)

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 48.6%
Collateralized Mortgage Obligations – 2.0%
Interest Only(a) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(b)(c)
$4,008	0.000%	08/25/33	$ —
CS First Boston Mortgage-Backed Pass-Through Certificates Series 2003-AR18, Class 2X(b)(c)
12,055	0.000	07/25/33	—
FNMA STRIPS Series 151, Class 2
226	9.500	07/25/22	14
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(b)
10,630	0.123	08/25/33	53
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(b)
1,818	0.320	07/25/33	20

			87

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M LIBOR + 37.567%)
20,487	26.191	02/16/32	28,813

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
350	0.000	10/25/21	346

Regular Floater(b) – 0.7%
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A (1M LIBOR + 0.450%)
674,835	2.917	10/07/20	675,285
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A (1M LIBOR + 0.470%)
1,338,495	2.937	11/05/20	1,339,912

			2,015,197

Sequential Fixed Rate – 1.2%
FHLMC REMIC Series 2329, Class ZA
357,445	6.500	06/15/31	400,783
FHLMC REMIC Series 4273, Class PD
568,495	6.500	11/15/43	665,001
FNMA REMIC Series 2011-52, Class GB
577,230	5.000	06/25/41	631,500
FNMA REMIC Series 2011-99, Class DB
574,756	5.000	10/25/41	628,811
FNMA REMIC Series 2012-111, Class B
71,994	7.000	10/25/42	83,625
FNMA REMIC Series 2012-153, Class B
310,512	7.000	07/25/42	362,667
GNMA REMIC Series 2002-42, Class KZ
943,773	6.000	06/16/32	1,040,186

			3,812,573

Sequential Floating Rate(b) – 0.1%
FHLMC REMIC Series 1760, Class ZB(10Y - 0.600%)
46,065	1.980	05/15/24	45,538

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B(6M USD LIBOR + 0.720%)
$172,789	3.397%	11/25/29	$ 169,932

			215,470

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 6,072,486

Federal Agencies – 46.6%
Adjustable Rate FHLMC(b) – 0.1%
(1 Year CMT + 2.224%)
4,827	4.724	11/01/32	5,075
(1 Year CMT + 2.250%)
317,805	4.562	09/01/33	333,167

			338,242

Adjustable Rate FNMA(b) – 0.5%
(1 Year CMT + 2.193%)
333,866	4.836	02/01/35	351,172
(1 Year CMT + 2.222%)
11,344	4.734	06/01/33	11,956
(12M USD LIBOR + 1.494%)
354,804	4.244	09/01/35	369,557
(12M USD LIBOR + 1.591%)
34,338	4.716	12/01/32	35,833
(12M USD LIBOR + 1.656%)
351,622	4.501	10/01/33	367,323
(12M USD LIBOR + 1.670%)
18,372	4.545	11/01/32	19,192
(6M USD LIBOR + 1.413%)
355,419	4.038	05/01/33	366,781

			1,521,814

Adjustable Rate GNMA(b) – 0.5%
(1 Year CMT + 1.500%)
22,752	3.625	06/20/23	23,057
11,590	3.750	07/20/23	11,709
10,817	3.750	08/20/23	10,930
25,703	3.750	09/20/23	25,975
8,986	4.000	03/20/24	9,123
79,645	3.625	04/20/24	81,045
10,165	3.625	05/20/24	10,393
83,804	3.625	06/20/24	85,107
51,656	3.750	07/20/24	52,291
70,185	3.750	08/20/24	71,060
20,712	3.750	09/20/24	20,973
29,654	4.125	11/20/24	30,133
30,772	4.125	12/20/24	31,274

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
$19,569	4.000%	01/20/25	$ 19,905
11,406	4.000	02/20/25	11,604
42,645	3.625	05/20/25	43,380
34,092	3.750	07/20/25	34,575
14,699	4.000	02/20/26	14,976
853	3.750	07/20/26	867
42,124	4.000	01/20/27	43,009
16,703	4.000	02/20/27	17,052
127,872	3.625	04/20/27	130,490
11,520	3.625	05/20/27	11,758
18,352	3.625	06/20/27	18,741
6,541	4.125	11/20/27	6,680
20,199	4.125	12/20/27	20,632
44,487	4.000	01/20/28	45,479
14,832	4.000	02/20/28	15,165
15,305	4.000	03/20/28	15,650
72,851	3.750	07/20/29	74,351
43,900	3.750	08/20/29	44,782
8,180	3.750	09/20/29	8,344
37,045	4.125	10/20/29	37,929
50,353	4.125	11/20/29	51,560
10,073	4.125	12/20/29	10,316
14,437	4.000	01/20/30	14,797
6,226	4.000	02/20/30	6,387
41,673	4.000	03/20/30	42,719
44,569	3.625	04/20/30	45,655
118,822	3.625	05/20/30	121,732
12,446	3.625	06/20/30	12,761
107,153	3.750	07/20/30	109,415
18,653	3.750	09/20/30	19,050
32,446	4.125	10/20/30	33,283
61,167	4.000	03/20/32	62,833

			1,608,947

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – 0.5%
$7,558	6.500%	07/01/21	$ 7,763
837	6.500	08/01/22	868
17,988	9.000	10/01/22	18,972
49,587	4.500	10/01/23	51,819
230,602	5.000	08/01/24	237,601
26,847	6.500	07/01/28	28,310
307,080	4.500	03/01/29	321,772
3,816	8.000	07/01/30	4,454
13,821	5.000	08/01/33	14,954
2,699	5.000	09/01/33	2,920
5,367	5.000	10/01/33	5,806
3,342	5.000	11/01/34	3,616
200,591	5.000	12/01/34	217,055
9,511	5.000	07/01/35	10,291
1,138	5.000	11/01/35	1,231
18,367	5.000	12/01/35	20,079
26,544	5.000	02/01/37	28,864
2,354	5.000	03/01/38	2,565
115,301	5.000	07/01/39	125,369
15,532	4.000	06/01/40	16,402
7,327	5.000	08/01/40	7,951
2,042	4.500	11/01/40	2,190
145,466	4.000	02/01/41	153,587
1,295	5.000	04/01/41	1,410
7,308	5.000	06/01/41	7,910
266,437	5.000	07/01/41	286,549
10,532	4.000	11/01/41	11,119
15,662	3.000	05/01/42	15,958
16,532	3.000	08/01/42	16,844
17,687	3.000	01/01/43	17,978
66,064	3.000	02/01/43	67,376

			1,709,583

FNMA – 14.6%
169	6.500	08/01/19	169
1,632	9.500	10/01/20	1,636
83,502	5.500	02/01/23	89,000
155,745	5.500	08/01/23	166,000
3,789	6.500	11/01/28	4,042
42,486	7.000	07/01/31	47,016
458,097	5.500	07/01/33	498,767
2,194	4.500	07/01/36	2,352
2,366	4.500	04/01/39	2,542
8,902	4.500	05/01/39	9,661
4,551	4.000	08/01/39	4,803
18,003	4.500	08/01/39	19,549
350,939	4.500	12/01/39	381,085
16,539	4.500	01/01/41	17,723
176,010	4.500	05/01/41	188,641
112,374	4.500	08/01/41	119,920
100,522	4.500	08/01/42	108,874
15,406	3.000	11/01/42	15,781
179,003	3.000	12/01/42	183,349
451,868	3.000	01/01/43	462,840
82,822	3.000	02/01/43	84,834
537,023	3.000	03/01/43	550,111
874,905	3.000	04/01/43	896,425

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$603,548	3.000%	05/01/43		$ 618,393
102,900	3.000	06/01/43		105,431
925,079	3.000	07/01/43		947,833
1,959,758	4.500	10/01/44		2,066,856
1,129,900	4.500	04/01/45		1,227,310
125,825	4.500	05/01/45		136,594
741,838	4.500	06/01/45		782,147
691,490	4.000	11/01/45		722,808
222,510	4.000	03/01/46		232,402
19,831	4.500	05/01/46		20,890
155,364	4.000	06/01/46		162,161
37,766	4.000	08/01/46		39,418
255,413	4.500	08/01/46		268,812
250,736	4.000	10/01/46		261,705
61,455	4.500	06/01/47		66,273
2,399,372	4.500	11/01/47		2,558,237
553,238	4.000	12/01/47		585,970
561,043	4.000	01/01/48		594,237
1,894,321	4.000	02/01/48		1,999,311
1,571,444	4.000	03/01/48		1,654,598
916,840	4.000	05/01/48		965,355
1,869,610	4.000	06/01/48		1,980,226
894,412	3.500	01/01/57		921,054
2,000,000	3.500	TBA-30yr	(d)	2,044,569
1,000,000	4.000	TBA-30yr	(d)	1,033,453
18,000,000	4.500	TBA-30yr	(d)	18,808,394

				44,659,557

GNMA – 30.4%
52,169	7.000	12/15/27		58,172
12,189	6.500	08/15/28		13,390
77,526	6.000	01/15/29		85,425
119,283	7.000	10/15/29		134,215
36,563	5.500	11/15/32		39,887
614,753	5.500	12/15/32		693,780
20,934	5.500	01/15/33		22,707
46,228	5.500	02/15/33		52,211
52,701	5.500	03/15/33		59,483
52,839	5.500	07/15/33		58,847
18,221	5.500	08/15/33		20,087
10,927	5.500	09/15/33		11,977
37,532	5.500	04/15/34		42,029
9,294	5.500	05/15/34		9,910
302,878	5.500	06/15/34		341,403
223,629	5.500	09/15/34		251,633
228,335	5.500	12/15/34		256,728
166,588	5.500	01/15/35		187,400
113,959	5.000	03/15/38		122,685
1,519	5.000	11/15/38		1,674
7,868	4.000	02/20/41		8,305
12,030	4.000	11/20/41		12,698
1,987	4.000	01/20/42		2,098
6,384	4.000	04/20/42		6,739
3,608	4.000	10/20/42		3,808
467,253	4.000	08/20/43		493,194
6,712	4.000	03/20/44		7,081
8,133	4.000	05/20/44		8,579
561,887	4.000	11/20/44		592,555
2,495,768	4.000	06/20/45		2,631,986
648,679	4.000	01/20/46		684,084

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$806,712	4.500%	02/20/48		$ 847,052
3,996,515	4.500	05/20/48		4,183,683
3,597,388	4.500	08/20/48		3,758,275
21,572,423	4.500	09/20/48		22,522,048
1,082,056	5.000	11/20/48		1,133,431
4,772,615	5.000	01/20/49		4,999,217
985,531	5.000	02/20/49		1,034,995
9,000,000	3.500	TBA-30yr	(d)	9,288,326
37,000,000	4.500	TBA-30yr	(d)	38,569,507

				93,251,304

TOTAL FEDERAL AGENCIES				$143,089,447

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $147,741,148)				$149,161,933

Agency Debentures – 14.4%
FFCB
$3,000,000	3.430%	12/06/28		$ 3,273,720
720,000	5.270	05/01/29		891,216
1,150,000	3.290	01/25/30		1,231,236
FHLB
2,200,000	1.875	03/13/20		2,195,952
3,700,000	2.125	06/09/23		3,742,564
2,100,000	3.375	09/08/23		2,230,123
300,000	3.375	12/08/23		319,004
FNMA
(SOFR + 0.160%)
4,260,000	2.660 (b)	01/30/20		4,263,896
1,400,000	1.875	09/24/26		1,385,482
2,600,000	6.250	05/15/29		3,511,300
4,000,000	6.625	11/15/30		5,715,280
Hashemite Kingdom of Jordan Government AID Bond(e)
4,600,000	2.503	10/30/20		4,632,982
Israel Government AID Bond(e)
1,400,000	5.500	09/18/23		1,598,786
500,000	5.500	12/04/23		574,775
700,000	5.500	04/26/24		811,475
New Valley Generation V
1,045,342	4.929	01/15/21		1,079,449
Tennessee Valley Authority
6,500,000	3.875	02/15/21		6,703,580

TOTAL AGENCY DEBENTURES (Cost $43,268,420)				$44,160,820

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 9.4%
Automotive – 3.1%
Ally Master Owner Trust Series 2018-1, Class A2
$4,100,000	2.700%	01/17/23	$ 4,126,902
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A(f)
2,150,000	2.630	12/20/21	2,155,299
Chesapeake Funding II LLC Series 2017-2A, Class A1(f)
929,085	1.990	05/15/29	926,847
Ford Credit Auto Owner Trust Series 2016-2, Class A(f)
400,000	2.030	12/15/27	399,165
Mercedes-Benz Master Owner Trust Series 2017-BA, Class A(b)(f) (1M LIBOR + 0.420%)
1,850,000	2.860	05/16/22	1,852,918

			9,461,131

Student Loan(b) – 6.3%
Access Group, Inc. Series 2015-1, Class A(f) (1M USD LIBOR + 0.700%)
456,426	3.130	07/25/56	450,139
ECMC Group Student Loan Trust Series 2016-1A, Class A(f) (1M USD LIBOR + 1.350%)
1,250,419	3.780	07/26/66	1,260,468
ECMC Group Student Loan Trust Series 2018-2A, Class A(f) (1M USD LIBOR + 0.800%)
1,547,271	3.230	09/25/68	1,537,051
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(f) (1M USD LIBOR + 0.800%)
966,905	3.230	10/25/56	955,888
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(f) (1M USD LIBOR + 0.800%)
2,750,000	3.230	04/26/32	2,748,673
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(f) (3M LIBOR + 0.110%)
721,540	2.761	11/25/26	720,189
Higher Education Funding I Series 2014-1, Class A(f) (3M USD LIBOR + 1.050%)
1,363,685	3.701	05/25/34	1,372,821
Navient Student Loan Trust Series 2016-5A, Class A(f) (1M USD LIBOR + 1.250%)
2,804,866	3.680	06/25/65	2,836,385
Navient Student Loan Trust Series 2016-7A, Class A(f) (1M USD LIBOR + 1.150%)
1,298,646	3.580	03/25/66	1,303,503
Navient Student Loan Trust Series 2017-4A, Class A2(f) (1M USD LIBOR + 0.500%)
850,000	2.930	09/27/66	848,172
Nelnet Student Loan Trust Series 2013-5A, Class A(f) (1M USD LIBOR + 0.630%)
253,470	3.060	01/25/37	252,323
North Carolina State Education Assistance Authority Series 2010-1, Class A1 (3M USD LIBOR + 0.900%)
543,236	3.671	07/25/41	540,344
PHEAA Student Loan Trust Series 2016-1A, Class A(f) (1M USD LIBOR + 1.150%)
1,276,791	3.580	09/25/65	1,284,993
Scholar Funding Trust Series 2013-A, Class A(f) (1M USD LIBOR + 0.650%)
1,601,245	3.080	01/30/45	1,590,664
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
866,354	4.471	07/25/23	876,197

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Utah State Board of Regents Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
$800,000	3.586%		05/01/35	$ 804,976
Wachovia Student Loan Trust Series 2005-1, Class A5 (3M USD LIBOR + 0.130%)
23,733	2.901		01/26/26	23,728

				19,406,514

TOTAL ASSET-BACKED SECURITIES (Cost $28,724,380)				$ 28,867,645

Municipal Debt Obligations – 1.9%
Alaska(b) – 0.6%
Alaska State Student Loan Corp. Series 2013, Class A (1M USD LIBOR + 0.500%)
$1,715,241	2.904%		08/25/31	$ 1,713,513

New Hampshire(b)(g) – 0.4%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
1,186,155	3.430		10/25/37	1,191,761

New Jersey – 0.8%
New Jersey Economic Development Authority Series A
2,000,000	7.425		02/15/29	2,526,400

Texas(b)(g) – 0.1%
Brazos Higher Education Authority, Inc. Series 2005-2, Class I-A12 (3M USD LIBOR + 0.160%)
382,240	2.509		03/27/23	381,576

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $5,263,424)				$ 5,813,250

U.S. Treasury Obligations – 35.6%
United States Treasury Bonds
$3,830,000	3.625	%(h)	02/15/44	$ 4,623,528
3,320,000	3.125		08/15/44	3,700,244
15,700,000	2.875		11/15/46	16,779,375
60,000	3.000		05/15/47	65,634
5,080,000	2.750		11/15/47	5,294,313
United States Treasury Inflation Indexed Note
1,781,273	0.750		07/15/28	1,857,122
United States Treasury Notes
4,500,000	2.625		08/31/20	4,536,563
820,000	1.875		01/31/22	822,627

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes (continued)
$500,000	2.000	%(h)	07/31/22	$ 503,984
2,580,000	1.750		09/30/22	2,581,008
8,040,000	2.625		06/30/23	8,313,234
19,300,000	2.125		07/31/24	19,618,149
5,670,000	2.125		09/30/24	5,763,466
3,600,000	2.125		11/30/24	3,659,625
2,910,000	2.750		06/30/25	3,061,184
7,260,000	2.875		07/31/25	7,691,062
400,000	2.000		08/15/25	403,656
8,260,000	1.625		05/15/26	8,124,484
1,390,000	2.250		02/15/27	1,423,664
1,200,000	2.875		08/15/28	1,288,875
United States Treasury Strip Coupon(c)
6,400,000	0.000		11/15/35	4,324,282
1,300,000	0.000		05/15/36	865,892
6,000,000	0.000		11/15/37	3,826,048

TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,255,382)				$109,128,019

Shares	Dividend Rate			Value

Investment Company(i) – 9.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
30,190,989	2.308%			$ 30,190,989
(Cost $30,190,989)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $359,443,743)				$367,322,656

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investment(c) – 0.4%
Commercial Paper – 0.4%
VW Credit, Inc.
$1,150,000	0.000%		12/06/19	$ 1,136,464
(Cost $1,133,849)

TOTAL INVESTMENTS – 120.1% (Cost $360,577,592)				$368,459,120

LIABILITIES IN EXCESS OF OTHER ASSETS – (20.1)%				(61,693,238)

NET ASSETS – 100.0%				$306,765,882

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $69,744,249 which represents approximately 22.7% of the Fund’s net assets as of June 30, 2019.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $7,618,018, which represents approximately 2.5% of the Fund’s net assets as of June 30, 2019.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA - 30yr	07/15/2019	$(2,000,000)	$(2,016,559)
GNMA	4.000	TBA - 30yr	07/22/2019	(3,000,000)	(3,110,016)

TOTAL (Proceeds Receivable: $5,114,375)					$(5,126,575)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	156	12/14/20	$38,393,550	$244,988
2 Year U.S. Treasury Notes	176	09/30/19	37,871,625	103,861
5 Year U.S. Treasury Notes	140	09/30/19	16,541,875	102,725
10 Year U.S. Treasury Notes	53	09/19/19	6,782,344	36,553
20 Year U.S. Treasury Bonds	22	09/19/19	3,423,062	79,846

Total				$567,973

Short position contracts:
Eurodollars	(4)	09/16/19	(979,950)	(7,959)
Eurodollars	(19)	12/16/19	(4,659,275)	(33,780)
Eurodollars	(37)	03/16/20	(9,091,825)	(107,011)
Eurodollars	(54)	06/15/20	(13,281,300)	(106,023)
Eurodollars	(34)	09/14/20	(8,367,825)	(128,429)
Ultra Long U.S. Treasury Bonds	(45)	09/19/19	(7,990,312)	(183,469)
Ultra 10 Year U.S. Treasury Notes	(44)	09/19/19	(6,077,500)	(129,910)

Total				$(696,581)

TOTAL FUTURES CONTRACTS				$(128,608)

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund(a)	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.390%	12M LIBOR	11/30/23	$2,000	(b)	$6,435	$4,987	$1,448

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2019.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(a) – 4.3%
Multi-National – 4.3%
European Investment Bank(b) (SOFR + 0.290%)
$7,470,000	2.543%	06/10/22	$ 7,475,005

			7,475,005

Supranational – 2.3%
International Bank for Reconstruction & Development (SOFR + 0.220%)
9,000,000	2.640	08/21/20	9,002,970

			9,002,970

TOTAL CORPORATE OBLIGATIONS (Cost $16,470,000)			$ 16,477,975

Mortgage-Backed Obligations – 34.2%
Collateralized Mortgage Obligations – 24.9%
Interest Only(c) – 0.0%
FNMA REMIC Series 1990-145, Class B
$2	1,004.961%	12/25/20	$ 7

Regular Floater – 22.6%
FHLMC REMIC Series 1826, Class F(a) (1M LIBOR + 0.400%)
4,277	2.840	09/15/21	4,278
FHLMC REMIC Series 3371, Class FA(a) (1M LIBOR + 0.600%)
601,418	3.040	09/15/37	606,236
FHLMC REMIC Series 3374, Class FT(a) (1M LIBOR + 0.300%)
129,037	2.740	04/15/37	128,546
FHLMC REMIC Series 3545, Class FA(a) (1M LIBOR + 0.850%)
159,166	3.290	06/15/39	160,720
FHLMC REMIC Series 4272, Class FD(a) (1M LIBOR + 0.350%)
3,392,224	2.790	11/15/43	3,378,209
FHLMC REMIC Series 4316, Class FY(a) (1M LIBOR + 0.400%)
1,043,689	2.840	11/15/39	1,043,497
FHLMC REMIC Series 4477, Class FG(a) (1M LIBOR + 0.300%)
2,935,682	2.802	10/15/40	2,924,093
FHLMC REMIC Series 4508, Class CF(a) (1M LIBOR + 0.400%)
8,551,769	2.840	09/15/45	8,551,758
FHLMC REMIC Series 4751, Class EF(a) (1M LIBOR + 0.250%)
9,971,154	2.690	05/15/41	9,916,411
FHLMC REMIC Series 4751, Class FA(a) (1M LIBOR + 0.250%)
7,969,713	2.690	03/15/39	7,918,906
FHLMC STRIPS Series 237, Class F23(a) (1M LIBOR + 0.400%)
233,501	2.840	05/15/36	233,050
FHLMC STRIPS Series 350, Class F2(a) (1M LIBOR + 0.350%)
11,133,230	2.852	09/15/40	11,146,607
FNMA REMIC Series 1998-66, Class FC(a) (1M LIBOR + 0.500%)
21,302	2.932	11/17/28	21,349
FNMA REMIC Series 2006-72, Class XF(a) (1M LIBOR + 0.500%)
222,663	2.930	08/25/36	223,074
FNMA REMIC Series 2007-33, Class HF(a) (1M LIBOR + 0.350%)
37,370	2.780	04/25/37	37,232
FNMA REMIC Series 2007-36, Class F(a) (1M LIBOR + 0.230%)
766,584	2.660	04/25/37	760,718
FNMA REMIC Series 2008-22, Class FD(a) (1M LIBOR + 0.840%)
338,963	3.270	04/25/48	343,552
FNMA REMIC Series 2009-66, Class FP(a) (1M LIBOR + 0.900%)
13,350,059	3.330	09/25/39	13,566,809
FNMA REMIC Series 2009-75, Class MF(a) (1M LIBOR + 1.150%)
516,114	3.580	09/25/39	527,414
FNMA REMIC Series 2010-123, Class FL(a) (1M LIBOR + 0.430%)
1,180,854	2.860	11/25/40	1,180,387
FNMA REMIC Series 2010-8, Class FE(a) (1M LIBOR + 0.790%)
6,228,138	3.220	02/25/40	6,290,318
FNMA REMIC Series 2011-110, Class FE(a) (1M LIBOR + 0.400%)
1,977,720	2.830	04/25/41	1,975,526

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater – (continued)
FNMA REMIC Series 2011-63, Class FG(a) (1M LIBOR + 0.450%)
$410,366	2.880%	07/25/41	$ 410,689
FNMA REMIC Series 2012-56, Class FG(a) (1M LIBOR + 0.500%)
1,244,730	2.930	03/25/39	1,246,429
FNMA REMIC Series 2013-96, Class FW(a) (1M LIBOR + 0.400%)
107,958	2.830	09/25/43	108,041
FNMA REMIC Series 2014-19, Class FA(a) (1M LIBOR + 0.400%)
876,502	2.830	11/25/39	876,353
FNMA REMIC Series 2014-19, Class FJ(a) (1M LIBOR + 0.400%)
984,702	2.830	11/25/39	984,533
FNMA REMIC Series 2017-45, Class FA(a) (1M LIBOR + 0.320%)
7,006,990	2.806	06/25/47	6,996,425
NCUA Guaranteed Notes Series 2011-R1, Class 1A(a) (1M LIBOR + 0.450%)
216,978	2.917	01/08/20	217,047
NCUA Guaranteed Notes Series 2011-R2, Class 1A(a) (1M LIBOR + 0.400%)
823,469	2.867	02/06/20	823,603
NCUA Guaranteed Notes Series 2011-R3, Class 1A(a) (1M LIBOR + 0.400%)
603,476	2.851	03/11/20	603,585
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(a) (1M LIBOR + 0.450%)
957,261	2.917	10/07/20	957,898
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A(a) (1M LIBOR + 0.470%)
2,642,764	2.937	11/05/20	2,645,562
Silverstone Master Issuer PLC Series 2019-1A, Class 1A (3M LIBOR + 0.570%)
780,000	3.149	01/21/70	782,216

			87,591,071

Sequential Fixed Rate – 0.1%
FHLMC REMIC Series 4248, Class LM
506,777	6.500	05/15/41	586,452

Sequential Floating Rate(a) – 2.2%
FHLMC REMIC Series 3588, Class CW
921,369	4.645	10/15/37	965,246
FNMA REMIC Series 1990-145, Class A
830	3.508	12/25/20	833
FNMA REMIC Series 1997-20, Class F
56,435	3.022	03/25/27	56,758
Holmes Master Issuer PLC Series 2018-1A, Class A2(b) (3M USD LIBOR + 0.360%)
2,834,286	3.147	10/15/54	2,834,935
Permanent Master Issuer PLC Series 2018-1A, Class 1A1(b) (3M USD LIBOR + 0.380%)
4,500,000	3.167	07/15/58	4,498,983

			8,356,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 96,534,285

Commercial Mortgage-Backed Securities(a) – 7.3%
Sequential Floating Rate – 7.3%
FHLMC Multifamily Structured Pass-Through Certificates Series J15L, Class AFL (1M LIBOR + 0.350%)
$3,740,885	2.781%	08/25/25	$ 3,733,435

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KF03, Class A (1M USD LIBOR + 0.340%)
$289,385	2.771%	01/25/21	$ 289,370
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A (1M LIBOR + 0.450%)
2,291,610	2.881	06/25/23	2,291,608
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A (1M LIBOR + 0.370%)
4,339,578	2.801	04/25/24	4,326,032
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A (1M LIBOR + 0.370%)
6,324,697	2.801	05/25/24	6,316,888
FHLMC Multifamily Structured Pass-Through Certificates Series KF42, Class A (1M LIBOR + 0.250%)
3,923,979	2.681	12/25/24	3,899,971
FHLMC Multifamily Structured Pass-Through Certificates Series KS02, Class A (1M LIBOR + 0.380%)
1,096,774	2.811	08/25/23	1,096,241
FNMA ACES Series 2017-M13, Class FA (1M LIBOR + 0.400%)
6,367,300	2.842	10/25/24	6,325,396

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 28,278,941

Federal Agencies – 2.0%
Adjustable Rate FHLMC(a) – 0.8%
(1 Year CMT + 2.130%)
$521	6.934%	11/01/19	$ 521
(1 Year CMT + 2.278%)
1,228,320	4.599	01/01/38	1,289,778
(12M MTA + 2.155%)
5,373	4.189	06/01/31	5,598
(12M USD LIBOR + 1.750%)
532,055	4.188	05/01/35	559,426
(12M USD LIBOR + 1.860%)
596,976	4.485	05/01/34	626,509
(3 Year CMT + 2.274%)
10,825	4.813	05/01/35	11,134
(3 Year CMT + 2.558%)
298,679	4.315	08/01/28	300,335
(6M CMT + 2.218%)
64,125	4.942	05/01/29	65,957
(COF + 1.198%)
3,277	2.448	02/01/31	3,262
(COF + 1.248%)
11,400	4.456	06/01/30	11,907
(COF + 1.250%)
352	5.957	01/01/20	354
1,182	2.375	05/01/21	1,174
5,575	4.086	06/01/29	5,785
13,490	2.310	04/01/30	13,313

			2,895,053

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – 0.9%
(1 year CMT + 1.500%)
$6,287	4.034%	05/20/22	$ 6,269
49,462	3.805	06/20/24	49,374
(1 Year CMT + 2.000%)
603	6.812	02/01/22	618
(1 Year CMT + 2.266%)
431,691	4.681	07/01/33	453,796
(1 Year CMT + 2.360%)
171,813	4.743	11/01/34	181,184
(12M MTA + 1.200%)
4,188	3.682	02/01/41	4,259
(12M MTA + 1.400%)
43,624	3.882	06/01/40	44,547
(12M USD LIBOR + 1.550%)
1,472,322	2.574	09/01/44	1,500,978
(12M USD LIBOR + 1.969%)
892,212	4.901	03/01/37	939,273
(6M USD LIBOR + 1.750%)
8,693	4.500	02/01/23	8,812
(6M USD LIBOR + 1.891%)
84,156	4.621	01/01/24	85,777
(6M USD LIBOR + 1.925%)
103,860	4.800	03/01/24	105,905
(COF + 1.250%)
5,536	3.612	06/01/27	5,590
(COF + 1.250%)
3,738	4.250	12/01/27	3,902
(COF + 1.250%)
4,424	4.507	01/01/28	4,650
(COF + 1.250%)
3,401	2.315	06/01/29	3,338
(COF + 1.250%)
3,990	2.375	06/01/29	3,939
(COF + 1.254%)
2,443	4.077	05/01/36	2,524

			3,404,735

Adjustable Rate GNMA(a) – 0.2%
(1 Year CMT + 1.500%)
540,123	3.625	04/20/33	555,358
122,038	3.625	05/20/33	126,694
265,005	3.750	08/20/34	271,277

			953,329

FHLMC – 0.0%
722	5.500	01/01/20	722
9,061	7.000	04/01/21	9,136
8,494	7.000	08/01/21	8,683
34,055	7.000	05/01/22	35,128
91,642	7.000	06/01/22	94,535
848	4.500	05/01/23	875

			149,079

FNMA – 0.1%
79	5.000	09/01/19	79
537	5.000	01/01/20	550

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$10,625	7.000%	07/01/21		$ 10,856
26,951	7.000	11/01/21		27,634
19,971	7.000	12/01/21		20,071
21,735	7.000	01/01/22		21,830
5,747	7.000	02/01/22		5,900
15,842	6.000	05/01/38		18,211
20,016	6.000	11/01/38		23,017
43,238	6.000	09/01/39		49,700
16,796	6.000	10/01/39		19,248
11,375	6.000	10/01/40		13,073
16,518	6.000	05/01/41		18,981

				229,150

GNMA – 0.0%
17,246	7.000	04/15/26	17,901	18,487

TOTAL FEDERAL AGENCIES				$ 7,649,833

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $132,882,042)				$132,463,059

Agency Debenture(a) – 1.9%
FFCB (3M LIBOR + 0.290%)
$7,200,000	3.625%	04/11/22		$ 7,201,944
(Cost $7,200,000)

Asset-Backed Securities(a) – 50.6%
Automotive – 7.4%
Ally Master Owner Trust Series 2017-3, Class A1(d) (1M LIBOR + 0.430%)
$11,500,000	2.870%	06/15/22		$ 11,514,606
Chesapeake Funding II LLC Series 2016-2A, Class A2(b) (1M USD LIBOR + 1.000%)
507,984	3.440	06/15/28		508,636
Chesapeake Funding II LLC Series 2017-3A, Class A2(b) (1M USD LIBOR + 0.340%)
2,841,544	2.780	08/15/29		2,841,150
GMF Floorplan Owner Revolving Trust Series 2017-2, Class A2(b) (1M LIBOR + 0.430%)
9,650,000	2.870	07/15/22		9,664,998
Nissan Master Owner Receivables Trust Series 2017-C, Class A (1M USD LIBOR + 0.320%)
4,100,000	2.760	10/17/22		4,101,575

				28,630,965

Collateralized Loan Obligations(b) – 14.9%
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A (3M USD LIBOR + 1.050%)
3,600,000	3.815	01/28/31		3,577,878
Apex Credit CLO II LLC Series 2017-2A, Class A (3M USD LIBOR + 1.270%)
3,000,000	3.903	09/20/29		3,000,267
Barings CLO Ltd. Series 2018-3A, Class A1 (3M USD LIBOR + 0.950%)
4,000,000	3.711	07/20/29		3,978,508
CBAM CLO Management LLC Series 2017-2A, Class A (3M USD LIBOR + 1.240%)
3,500,000	4.013	10/17/29		3,498,621
Cedar Funding VII Clo Ltd. Series 18-7A, Class A1 (3M USD LIBOR + 1.000%)
3,000,000	3.761	01/20/31		2,976,555

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities (a) – (continued)
Collateralized Loan Obligations(b) – (continued)
Dryden 64 CLO Ltd. Series 18-64A, Class A(d) (3M USD LIBOR + 0.970%)
$5,950,000	3.750%	04/18/31	$ 5,908,463
Jamestown CLO X Ltd. Series 2017-10A, Class A1 (3M USD LIBOR + 1.250%)
4,750,000	4.023	07/17/29	4,749,924
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
5,200,000	3.537	04/15/29	5,148,619
Newfleet CLO Ltd. Series 2016-1A, Class A1R (3M USD LIBOR + 0.950%)
5,450,000	3.711	04/20/28	5,420,091
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
6,000,000	3.845	04/26/31	5,936,172
OCP CLO Ltd. Series 2017-13A, Class A1A(d) (3M USD LIBOR + 1.260%)
3,150,000	4.047	07/15/30	3,150,025
Pikes Peak Clo 2 Series 18-2A, Class A (3M USD LIBOR + 1.290%)
6,700,000	4.109	01/18/32	6,710,693
WhiteHorse X Ltd. Series 2015-10A, Class A1R (3M USD LIBOR + 0.930%)
3,750,000	3.703	04/17/27	3,740,734

			57,796,550

Credit Card – 16.5%
American Express Credit Account Master Trust Series 2017-2, Class A (1M LIBOR + 0.450%)
6,700,000	2.890	09/16/24	6,734,419
CARDS II Trust Series 2017-2A, Class A(b) (1M LIBOR + 0.260%)
3,600,000	2.700	10/17/22	3,600,205
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5 (1M LIBOR + 0.620%)
10,100,000	3.056	04/22/26	10,164,258
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1M LIBOR + 0.370%)
10,750,000	2.837	08/08/24	10,774,292
Evergreen Credit Card Trust Series 2019-1, Class A(b) (1M USD LIBOR + 0.480%)
8,700,000	2.920	01/15/23	8,725,276
Golden Credit Card Trust Series 2017-4A, Class A(b) (1M USD LIBOR + 0.520%)
11,200,000	2.960	07/15/24	11,206,132
Golden Credit Card Trust Series 2019-1A, Class A(b) (1M USD LIBOR + 0.450%)
3,500,000	2.890	12/15/22	3,506,544
Trillium Credit Card Trust II Series 2018-1A, Class A(b)(d) (1M USD LIBOR + 0.250%)
8,900,000	2.680	02/27/23	8,900,435

			63,611,561

Other(b) – 0.1%
Mill City Mortgage Loan Trust Series 2016-1, Class A1
558,485	2.500	04/25/57	557,192

Student Loan – 11.7%
Academic Loan Funding Trust Series 2013-1, Class A(b) (1M USD LIBOR + 0.800%)
2,145,096	3.230	12/26/44	2,143,927
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A (1M USD LIBOR + 0.800%)
1,819,618	3.230	02/25/41	1,808,571

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities (a) – (continued)
Student Loan – (continued)
Bank of America Student Loan Trust Series 2010-1A, Class A(b) (3M USD LIBOR + 0.800%)
$798,777	3.571%	02/25/43	$ 801,094
ECMC Group Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.350%)
1,189,423	3.780	07/26/66	1,198,982
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b) (1M USD LIBOR + 0.800%)
897,824	3.230	06/25/26	898,485
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(b) (1M USD LIBOR + 0.800%)
3,000,000	3.230	04/26/32	2,998,553
Educational Funding of the South, Inc. Series 2012-1, Class A (1M USD LIBOR + 1.050%)
1,587,212	3.480	03/25/36	1,591,270
Educational Services of America, Inc. Series 2010-1, Class A1(b) (3M USD LIBOR + 0.850%)
579,307	3.621	07/25/23	579,600
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
1,514,383	3.580	09/25/40	1,515,924
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
1,599,512	3.130	02/25/39	1,595,942
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(b) (1M USD LIBOR + 1.350%)
1,950,000	3.780	03/25/36	1,961,478
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(b) (1M USD LIBOR + 1.000%)
1,113,984	3.430	04/25/33	1,111,538
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(b) (3M LIBOR + 0.110%)
799,544	2.761	11/25/26	798,047
Goal Capital Funding Trust Series 2010-1, Class A(b) (3M USD LIBOR + 0.700%)
40,722	3.351	08/25/48	40,863
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
1,500,054	3.701	05/25/34	1,510,103
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,068,201	3.671	07/25/45	1,073,153
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1 (1M USD LIBOR + 0.750%)
3,543,102	3.236	12/01/31	3,466,854
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
1,229,302	3.601	02/25/42	1,229,821
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3M USD LIBOR + 0.950%)
381,893	3.721	04/25/38	382,586
Missouri Higher Education Loan Authority Series 2010-2, Class A1 (3M USD LIBOR + 0.850%)
2,080,464	3.501	08/27/29	2,107,458
Missouri Higher Education Loan Authority Series 2011-1, Class A1 (3M USD LIBOR + 0.850%)
3,378,186	3.452	06/25/36	3,384,291
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
2,126,518	3.441	05/20/30	2,129,013

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities (a) – (continued)
Student Loan – (continued)
NCUA Guaranteed Notes Series 2010-A1, Class A (1M LIBOR + 0.350%)
$181,647	2.813%	12/07/20	$ 181,670
Nelnet Student Loan Trust Series 2006-2, Class A5 (3M USD LIBOR + 0.100%)
347,001	2.871	01/25/30	346,935
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
430,046	3.130	12/26/31	429,318
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1M USD LIBOR + 0.900%)
1,521,667	3.386	07/01/31	1,509,445
Scholar Funding Trust Series 2010-A, Class A(b) (3M USD LIBOR + 0.750%)
786,039	3.515	10/28/41	771,312
Scholar Funding Trust Series 2013-A, Class A(b) (1M USD LIBOR + 0.650%)
2,134,552	3.080	01/30/45	2,120,447
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
675,730	3.650	10/25/27	678,314
SLC Student Loan Trust Series 2010-1, Class A (3M USD LIBOR + 0.875%)
599,694	3.526	11/25/42	600,894
SLM Student Loan Trust Series 2004-8A, Class A5(b) (3M USD LIBOR + 0.500%)
245,675	3.271	04/25/24	245,793
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
491,489	3.521	04/25/23	488,304
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
283,231	4.471	07/25/23	286,449
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
343,565	3.187	10/01/24	344,472
Utah State Board of Regents Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
900,000	3.586	05/01/35	905,598
Utah State Board of Regents Series 2015-1, Class A (1M USD LIBOR + 0.600%)
1,842,970	3.030	02/25/43	1,818,720
Wachovia Student Loan Trust Series 2005-1, Class A5 (3M USD LIBOR + 0.130%)
26,370	2.901	01/26/26	26,365

			45,081,589

TOTAL ASSET-BACKED SECURITIES (Cost $195,611,284)			$195,677,857

Municipal Debt Obligations(a) – 3.2%
Alaska – 0.4%
Alaska State Student Loan Corp. Series 2013, Class A (1M USD LIBOR + 0.500%)
$1,328,708	2.930%	08/25/31	$ 1,327,369

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations (a) – (continued)
New Hampshire(d) – 0.8%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
$1,285,001	3.620%	10/25/37	$ 1,291,074
New Hampshire State Higher Education Loan Corp. (Taxable-Student Loan) Series 2012-1 (1M USD LIBOR + 0.500%)
1,953,626	2.930	10/25/28	1,954,330

			3,245,404

Rhode Island(d) – 0.1%
Rhode Island Student Loan Authority RB (Taxable - FFELP Loan Backed) Series 2014-1 (1M USD LIBOR + 0.700%)
400,138	3.186	10/02/28	399,674

Utah – 1.9%
Utah State Board of Regents RB (Taxable-Student Loan) Series 2012-1 (1M USD LIBOR + 0.750%)
7,105,686	3.180	12/26/31	7,117,978
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2(d) (3M USD LIBOR + 0.850%)
324,556	3.586	05/01/29	325,439

			7,443,417

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $12,404,933)			$ 12,415,864

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $364,568,259)			$364,236,699

Short-term Investments – 0.9%
Certificate of Deposit – 0.5%
Citigroup Holdings, Inc.
$2,100,000	2.510%	07/01/19	$ 2,100,000

			2,100,000

Commercial Paper – 0.4%
VW Credit, Inc.(e)
1,650,000	0.000	12/06/19	1,630,578

			1,630,578

TOTAL SHORT-TERM INVESTMENTS (Cost $3,726,827)			$ 3,730,578

TOTAL INVESTMENTS – 95.1% (Cost $368,295,086)			$367,967,277

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.9%			18,830,105

NET ASSETS – 100.0%			$386,797,382

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	157	09/30/19	$18,550,531	$262,388

Short position contracts:
Eurodollars	(6)	03/16/20	(1,474,350)	(9,464)
Eurodollars	(30)	06/15/20	(7,378,500)	(50,538)
20 Year U.S. Treasury Bonds	(3)	09/19/19	(466,781)	(9,550)
Ultra Long U.S. Treasury Bonds	(7)	09/19/19	(1,242,937)	(39,021)
Ultra 10 Year U.S. Treasury Notes	(15)	09/19/19	(2,071,875)	(43,741)
2 Year U.S. Treasury Notes	(72)	09/30/19	(15,492,938)	(73,623)
10 Year U.S. Treasury Notes	(25)	09/19/19	(3,199,219)	(56,299)

Total				$(282,235)

TOTAL FUTURES CONTRACTS				$(19,847)

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 month LIBOR	1.951%	06/15/21	$9,640	$77,007	$1,161	$75,846
1.390%	3M LIBOR	11/30/23	2,800	9,008	6,981	2,027

TOTAL				$86,015	$8,142	$77,873

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2019.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 96.5%
United States Treasury Inflation Indexed Bonds
$4,803,437	1.250%		07/15/20	$ 4,834,144
19,296,916	0.125		04/15/21	19,117,714
11,903,220	0.625		07/15/21	11,980,277
73,836,871	0.125	(a)	04/15/22	73,261,806
37,524,927	0.125		01/15/23	37,312,547
4,848,390	0.375		07/15/25	4,903,196
37,904,325	0.625		01/15/26	38,831,996
42,423,616	0.125		07/15/26	42,153,728
10,471,428	0.375		01/15/27	10,546,356
12,951,800	0.375		07/15/27	13,079,029
25,170,669	0.500		01/15/28	25,595,858
17,507,364	0.750		07/15/28	18,252,858
297,513	2.500	(a)	01/15/29	358,090
6,667,860	0.625		02/15/43	6,465,943
34,544,413	1.375		02/15/44	39,214,963
19,747,364	0.750		02/15/45	19,551,942
United States Treasury Notes
3,000,000	1.875		06/30/26	2,999,850
7,470,000	2.875		08/15/28	8,023,247

TOTAL U.S. TREASURY OBLIGATIONS (Cost $365,346,559)				$376,483,544

Shares	Dividend Rate			Value

Investment Company(b) – 2.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,095,376	2.308%			$ 11,095,376
(Cost $11,095,376)

TOTAL INVESTMENTS – 99.3% (Cost $376,441,935)				$387,578,920

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%				2,649,861

NET ASSETS – 100.0%				$390,228,781

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	8	09/16/19	$1,959,900	$3,956
Eurodollars	6	12/16/19	1,471,350	619
Ultra Long U.S. Treasury Bonds	12	09/19/19	2,130,750	34,705
5 Year U.S. Treasury Notes	735	09/30/19	86,844,844	1,189,840
10 Year U.S. Treasury Notes	10	09/19/19	1,279,687	23,732

Total				$1,252,852

Short position contracts:
Eurodollars	(12)	03/16/20	(2,948,700)	(18,928)
Eurodollars	(63)	06/15/20	(15,494,850)	(106,158)
Eurodollars	(26)	09/14/20	(6,398,925)	(83,910)
Ultra 10 Year U.S. Treasury Notes	(8)	09/19/19	(1,105,000)	(20,632)
2 Year U.S. Treasury Notes	(167)	09/30/19	(35,935,008)	(189,636)
20 Year U.S. Treasury Bonds	(127)	09/19/19	(19,760,406)	(529,314)

Total				$(948,578)

TOTAL FUTURES CONTRACTS				$304,274

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month LIBOR(a)	1.951%	06/15/21	$22,920	(b)	$183,092	$2,761	$180,331
1.390%(a)	3M LIBOR	11/30/23	5,900	(b)	18,982	14,711	4,271
2.251(c)	3M LIBOR	02/20/24	17,900		(456,116)	144	(456,260)
2.104(c)	3M LIBOR	12/14/24	10,000		(166,958)	104	(167,062)
2.014(c)	3M LIBOR	02/06/26	6,100		(75,145)	77	(75,222)
2.015(c)	3M LIBOR	02/06/26	6,100		(75,359)	77	(75,436)
2.007(c)	3M LIBOR	02/07/26	6,300		(73,901)	80	(73,981)
1.510(a)	3M LIBOR	04/30/26	6,350	(b)	24,910	66	24,844
3.000(d)	3M LIBOR	09/18/26	14,660	(b)	(1,129,777)	(932,583)	(197,194)
3M LIBOR(c)	2.110	02/06/29	6,100		123,142	89	123,053
3M LIBOR(c)	2.112	02/06/29	6,100		124,389	89	124,300
3M LIBOR(c)	2.103	02/07/29	6,300		121,766	92	121,674

TOTAL					$(1,380,975)	$(914,293)	$(466,682)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2019.
(c)	Payments made at termination date.
(d)	Payments made semi-annually.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 42.8%
Collateralized Mortgage Obligations – 7.7%
Interest Only(a) – 0.0%
FHLMC REMIC Series 1161, Class U
$29	1,172.807%	11/15/21	$ 259

Inverse Floaters(b) – 0.0%
FNMA REMIC Series 1990-134, Class SC(-1x1M LIBOR + 21.600%)
929	17.955	11/25/20	988

Regular Floater(b) – 1.3%
FNMA REMIC Series 2007-33, Class HF (1M LIBOR + 0.350%)
321,610	2.780	04/25/37	320,421
NCUA Guaranteed Notes Series 2011-R1, Class 1A (1M LIBOR + 0.450%)
1,270,869	2.917	01/08/20	1,271,275
NCUA Guaranteed Notes Series 2011-R2, Class 1A (1M LIBOR + 0.400%)
5,517,242	2.867	02/06/20	5,518,141
NCUA Guaranteed Notes Series 2011-R3, Class 1A (1M LIBOR + 0.400%)
4,090,223	2.851	03/11/20	4,090,964
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A (1M LIBOR + 0.450%)
1,167,723	2.917	10/07/20	1,168,500

			12,369,301

Sequential Fixed Rate – 6.4%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
1,815,484	3.250	04/25/38	1,819,151
FHLMC REMIC Series 108, Class G
335	8.500	12/15/20	336
FHLMC REMIC Series 1980, Class Z
283,017	7.000	07/15/27	317,882
FHLMC REMIC Series 2019, Class Z
202,018	6.500	12/15/27	220,675
FHLMC REMIC Series 2755, Class ZA
584,242	5.000	02/15/34	642,797
FHLMC REMIC Series 3530, Class DB
2,313,890	4.000	05/15/24	2,386,490
FHLMC REMIC Series 4273, Class PD
914,280	6.500	11/15/43	1,069,486
FHLMC REMIC Series 4619, Class NA
3,544,813	3.000	03/15/44	3,647,056
FHLMC REMIC Series 4663, Class KA
29,097,756	3.500	11/15/42	29,862,651
FNMA REMIC Series 1990-16, Class E
7,636	9.000	03/25/20	7,722
FNMA REMIC Series 2012-111, Class B
365,969	7.000	10/25/42	425,095
FNMA REMIC Series 2012-153, Class B
1,315,591	7.000	07/25/42	1,536,563
FNMA REMIC Series 2015-30, Class EA
6,035,596	3.000	05/25/45	6,192,714
GNMA REMIC Series 2019-35, Class A
13,718,331	4.000	12/20/48	14,383,603

			62,512,221

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 74,882,769

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 3.9%
Sequential Fixed Rate – 3.6%
FHLMC Multifamily Structured Pass Through Certificates Series K716, Class A2
$16,100,000	3.130%	06/25/21	$ 16,322,726
FHLMC Multifamily Structured Pass Through Certificates Series K717, Class A2
18,600,000	2.991	09/25/21	18,869,090

			35,191,816

Sequential Floating Rate(b) – 0.3%
FHLMC Multifamily Structured Pass Through Certificates Series KP02, Class A2
3,081,221	2.355	04/25/21	3,076,721
FHLMC Multifamily Structured Pass-Through Certificates Series KF03, Class A (1M USD LIBOR + 0.340%)
220,802	2.771	01/25/21	220,791

			3,297,512

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 38,489,328

Federal Agencies – 31.2%
Adjustable Rate FHLMC(b) – 0.7%
(1 Year CMT + 2.250%)
$900,933	4.569%	06/01/35	$ 947,989
(12M USD LIBOR + 1.611%)
4,402,025	2.543	11/01/44	4,470,295
(12M USD LIBOR + 1.730%)
304,094	3.059	06/01/42	314,336
(12M USD LIBOR + 1.840%)
336,359	4.507	11/01/34	353,597
(12M USD LIBOR + 2.000%)
11,011	4.875	11/01/36	11,543
(12M USD LIBOR + 2.330%)
81,892	4.790	05/01/36	86,348
(3 Year CMT + 2.000%)
5	3.102	10/01/25	5
(6M USD LIBOR + 2.055%)
14,532	4.929	10/01/36	15,187

			6,199,300

Adjustable Rate FNMA(b) – 0.9%
(1 Year CMT + 2.074%)
147,942	4.434	10/01/35	155,692
(1 Year CMT + 2.195%)
376	4.755	02/01/27	378
(1 Year CMT + 2.220%)
466,174	4.393	06/01/34	490,319
(1 Year CMT + 2.255%)
1,078	4.505	07/01/32	1,133
(1 Year CMT + 2.288%)
427,128	4.994	02/01/34	448,851
(12M MTA + 1.948%)
187,543	4.389	04/01/36	195,539

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(12M MTA + 2.356%)
$919,442	4.828%	07/01/36	$ 972,397
(12M MTA + 2.464%)
376,215	4.789	06/01/36	399,301
(12M USD LIBOR + 1.225%)
10,921	4.100	01/01/33	11,241
(12M USD LIBOR + 1.325%)
462,917	4.305	04/01/35	480,100
(12M USD LIBOR + 1.404%)
158,220	4.404	05/01/35	164,554
(12M USD LIBOR + 1.506%)
108,765	4.631	02/01/35	113,377
(12M USD LIBOR + 1.510%)
51,972	4.635	02/01/35	54,253
(12M USD LIBOR + 1.637%)
136,323	4.491	10/01/34	142,565
(12M USD LIBOR + 1.643%)
194,973	4.668	03/01/35	204,340
(12M USD LIBOR + 1.667%)
255,328	4.417	10/01/34	267,109
(12M USD LIBOR + 1.695%)
226,057	4.570	05/01/34	237,519
(12M USD LIBOR + 1.720%)
404,127	4.650	05/01/34	424,204
(12M USD LIBOR + 1.720%)
191,938	4.845	03/01/35	201,586
(12M USD LIBOR + 1.720%)
82,164	4.720	04/01/35	86,535
(12M USD LIBOR + 1.720%)
427,754	4.829	03/01/36	447,859
(12M USD LIBOR + 1.755%)
30,424	4.505	07/01/32	31,766
(12M USD LIBOR + 1.771%)
694,938	4.673	07/01/37	730,837
(12M USD LIBOR + 1.800%)
460,903	4.724	05/01/33	485,053
(12M USD LIBOR + 1.820%)
27,180	4.756	12/01/46	28,724
(12M USD LIBOR + 1.894%)
583,596	4.643	06/01/36	612,402
(12M USD LIBOR + 1.935%)
169,265	4.810	11/01/36	177,821
(12M USD LIBOR + 1.951%)
763,160	4.953	04/01/36	805,053
(6M USD LIBOR + 2.250%)
112,455	5.125	08/01/33	117,367
(COF + 1.250%)
568,848	4.608	08/01/33	599,848
(COF + 1.799%)
32,676	2.757	08/01/29	32,692

			9,120,415

Adjustable Rate GNMA(b) – 0.3%
(1 Year CMT + 1.500%)
142,271	3.625	05/20/34	146,251
299,643	3.750	07/20/34	306,986
232,026	3.750	08/20/34	237,518
1,745,413	3.750	09/20/34	1,788,934
206,781	4.125	10/20/34	212,675

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
$306,730	4.125%	12/20/34	$ 314,915

			3,007,279

FHLMC – 0.8%
3,573	5.500	01/01/20	3,574
49,991	7.000	04/01/22	51,352
848	4.500	05/01/23	875
11,611	7.500	01/01/31	12,441
35,107	4.500	07/01/33	37,114
975,231	4.500	08/01/33	1,038,417
2,038,875	4.500	09/01/33	2,166,006
200,994	4.500	10/01/33	215,033
4,514	4.500	04/01/34	4,781
4,857	4.500	04/01/35	5,216
2,892	4.500	07/01/35	3,097
9,597	4.500	08/01/35	10,299
36,892	4.500	09/01/35	39,220
19,474	4.500	10/01/35	20,645
1,994	4.500	12/01/35	2,097
1,291	4.500	05/01/36	1,387
1,186	6.000	06/01/36	1,279
119,916	4.500	01/01/38	128,796
2,202	4.500	04/01/38	2,355
502	4.500	05/01/38	539
7,209	4.500	06/01/38	7,630
189,372	4.500	09/01/38	204,830
3,925	4.500	01/01/39	4,193
112,404	4.500	02/01/39	120,805
54,162	4.500	03/01/39	58,220
11,685	4.500	04/01/39	12,560
329,262	4.500	05/01/39	353,927
927,452	4.500	06/01/39	996,933
20,787	4.500	07/01/39	22,345
42,192	4.500	08/01/39	45,353
55,829	4.500	09/01/39	60,013
11,851	4.500	10/01/39	12,739
22,324	4.500	11/01/39	23,997
47,398	4.500	12/01/39	50,949
36,868	4.500	01/01/40	39,630
10,016	4.500	02/01/40	10,751
29,583	4.500	04/01/40	31,734
43,488	4.500	05/01/40	46,628
50,878	4.500	06/01/40	54,552
52,468	4.500	07/01/40	56,256
44,350	4.500	08/01/40	47,551
28,454	4.500	09/01/40	30,508
10,703	4.500	10/01/40	11,475
17,557	4.500	02/01/41	18,825
35,005	4.500	03/01/41	37,542
105,944	4.500	04/01/41	113,620
86,858	4.500	05/01/41	93,151
165,418	4.500	06/01/41	177,403
12,505	4.500	07/01/41	13,412
387,959	4.500	08/01/41	416,067
430,585	4.500	09/01/41	461,674
25,907	4.500	12/01/41	27,784
312,984	4.500	03/01/42	335,661

			7,743,241

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FNMA – 19.4%
$20	5.500%	08/01/19	$ 20
143	5.000	09/01/19	143
112	7.000	11/01/19	112
28,556,386	4.313	07/01/21	29,634,706
383,910	5.500	09/01/23	398,013
108,518	5.500	10/01/23	112,555
944,685	6.000	02/01/24	1,036,984
12,337	6.000	01/01/29	13,503
16,750	6.000	12/01/31	18,698
63,571	6.000	09/01/32	71,618
41,174	6.000	10/01/32	46,624
38,082	6.000	11/01/32	42,836
14,517	6.000	02/01/33	16,369
11,375	6.000	03/01/33	12,901
2,769	6.000	04/01/33	3,135
2,725	6.000	11/01/33	3,089
23,122,388	6.000	05/01/34	26,006,115
56,574	6.000	07/01/34	64,346
4,229	6.000	10/01/34	4,816
105,343	6.000	01/01/35	119,671
84,703	6.000	03/01/35	96,018
1,394,203	6.000	04/01/35	1,573,737
140,834	6.000	05/01/35	160,947
209,489	6.000	06/01/35	239,571
33,122	6.000	08/01/35	37,900
67,026	6.000	09/01/35	76,617
626,167	6.000	11/01/35	716,314
670,218	6.000	12/01/35	764,155
1,348,123	6.000	01/01/36	1,539,774
492,592	6.000	02/01/36	563,612
285,653	6.000	03/01/36	327,046
1,848,070	6.000	04/01/36	2,112,671
355,130	6.000	05/01/36	407,040
324,579	6.000	06/01/36	371,661
656,569	6.000	07/01/36	751,314
3,665,498	6.000	08/01/36	4,192,330
869,686	6.000	09/01/36	980,245
1,532,483	6.000	10/01/36	1,757,393
525,263	4.500	11/01/36	562,956
2,426,894	6.000	11/01/36	2,783,277
383,007	6.000	12/01/36	439,929
7,311	6.000	01/01/37	8,408
167,032	6.000	02/01/37	191,445
428,313	6.000	03/01/37	491,318
275,763	6.000	04/01/37	316,477
6,606,385	6.000	05/01/37	7,565,730
419,316	6.000	07/01/37	481,482
755,139	6.000	08/01/37	866,847
472,295	6.000	09/01/37	542,094
158,927	6.000	10/01/37	182,820
229,468	7.500	10/01/37	265,026
351,891	6.000	11/01/37	404,796
2,538,701	6.000	12/01/37	2,919,576
2,954,541	6.000	01/01/38	3,396,369
1,958,980	6.000	02/01/38	2,249,101
335,283	6.000	03/01/38	385,791
3,761	6.000	04/01/38	4,308
6,159,086	6.000	05/01/38	7,073,486
69,976	6.000	06/01/38	80,398
7,475,073	6.000	07/01/38	8,593,420
152,412	6.000	08/01/38	174,648
642,380	6.000	09/01/38	738,849
97,696	6.000	10/01/38	112,210
890,341	6.000	11/01/38	1,018,694
686,590	6.000	12/01/38	795,310

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$114,561	6.000%	01/01/39		$ 131,751
126,667	4.500	02/01/39		135,925
114,137	4.500	04/01/39		122,619
206,614	6.000	04/01/39		237,465
7,633	4.500	08/01/39		8,288
359,889	6.000	08/01/39		412,500
3,281,818	6.000	09/01/39		3,772,051
792,058	6.000	10/01/39		910,758
28,892	6.000	11/01/39		33,229
738,901	6.000	01/01/40		849,215
1,720	6.000	02/01/40		1,979
78,350	6.000	03/01/40		89,724
11,732	6.000	04/01/40		13,497
830,469	6.000	06/01/40		955,970
361,620	6.000	07/01/40		415,637
84,599	6.000	09/01/40		96,955
575,616	6.000	10/01/40		661,604
464,023	6.000	11/01/40		532,344
22,460	6.000	04/01/41		25,769
10,218	4.500	05/01/41		10,951
17,931,321	6.000	05/01/41		20,555,379
1,103,912	6.000	07/01/41		1,266,341
449,497	4.500	08/01/41		479,680
130,592	4.500	10/01/41		139,963
13,000,000	3.500	TBA-30yr	(d)	13,289,697
9,000,000	4.000	TBA-30yr	(d)	9,301,073
17,000,000	4.500	TBA-30yr	(d)	17,763,484

				189,133,212

GNMA – 9.1%
10,139	5.500	07/15/20		10,212
1,290	6.500	01/15/32		1,417
6,715	6.500	02/15/32		7,377
5,940	6.500	08/15/34		6,768
11,505	6.500	05/15/35		13,280
2,922	6.500	06/15/35		3,366
7,855	6.500	07/15/35		9,071
3,027	6.500	08/15/35		3,504
6,407	6.500	09/15/35		7,396
2,416	6.500	10/15/35		2,795
15,445	6.500	11/15/35		17,871
10,574	6.500	12/15/35		12,084
26,598	6.500	01/15/36		30,711
32,129	6.500	02/15/36		37,169
18,095	6.500	03/15/36		20,919
58,630	6.500	04/15/36		67,300
97,950	6.500	05/15/36		113,271
69,429	6.500	06/15/36		80,338
254,074	6.500	07/15/36		292,250
261,116	6.500	08/15/36		300,487
481,742	6.500	09/15/36		556,586
184,296	6.500	10/15/36		212,882
244,575	6.500	11/15/36		281,805
122,585	6.500	12/15/36		141,772
63,963	6.500	01/15/37		74,214
24,218	6.500	02/15/37		28,047
10,683	6.500	03/15/37		12,379
29,321	6.500	04/15/37		34,044
17,161	6.500	05/15/37		19,684
16,536	6.500	08/15/37		19,156

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$68,075	6.500%	09/15/37		$ 78,489
75,688	6.500	10/15/37		89,534
32,929	6.500	11/15/37		37,723
14,511	6.500	05/15/38		16,934
58,862	6.000	11/15/38		67,558
13,720	6.500	11/15/38		16,000
6,312	6.500	01/15/39		7,116
17,691	6.500	02/15/39		20,476
12,505,296	4.500	08/20/47		13,185,721
341,123	4.500	02/20/48		358,181
1,003,141	4.500	05/20/48		1,050,121
8,050,217	4.500	09/20/48		8,404,590
4,000,000	3.500	TBA-30yr	(d)	4,128,145
52,000,000	4.000	TBA-30yr	(d)	53,906,944
5,000,000	4.500	TBA-30yr	(d)	5,212,096

				88,997,783

TOTAL FEDERAL AGENCIES				$ 304,201,230

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $418,480,101)				$ 417,573,327

Agency Debentures – 8.4%
FFCB(b)
(1 Day FCPR - 2.800%)
$5,000,000	2.700%	03/14/22		$ 5,002,700
(3M LIBOR + 0.290%)
18,100,000	2.386	04/11/22		18,104,887
FHLB
7,000,000	1.875	03/13/20		6,987,120
1,800,000	5.375	08/15/24		2,103,570
FNMA
5,200,000	6.250	05/15/29		7,022,600
16,080,000	7.125	01/15/30		23,305,226
Hashemite Kingdom of Jordan Government AID Bond(e)
19,300,000	2.503	10/30/20		19,438,381

TOTAL AGENCY DEBENTURES (Cost $80,113,605)				$ 81,964,484

Asset-Backed Securities(b) – 0.1%
Student Loan – 0.1%
NCUA Guaranteed Notes Series 2010-A1, Class A (1M LIBOR + 0.350%)
$1,120,155	2.813%	12/07/20		$ 1,120,296
(Cost $1,120,155)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 57.9%
United States Treasury Bonds
$5,970,000	3.750	%(f)	11/15/43	$ 7,344,033
10,000	3.000	(f)	11/15/45	10,931
200,000	2.875		11/15/46	213,750
920,000	3.000	(f)	05/15/47	1,006,394
110,000	3.000	(f)	02/15/48	120,313
1,920,000	3.375		11/15/48	2,256,600
United States Treasury Floating Rate Note(b)
12,100,000	2.211		01/31/21	12,089,292
United States Treasury Inflation Indexed Note
3,399,686	0.750		07/15/28	3,544,450
United States Treasury Notes
1,040,000	2.375	(f)	04/30/20	1,043,047
104,300,000	2.625		07/31/20	105,057,805
165,400,000	2.250		03/31/21	166,653,423
37,900,000	1.375		04/30/21	37,612,789
164,270,000	2.625		07/15/21	167,080,558
26,300,000	1.875		02/28/22	26,392,461
7,100,000	2.625		12/31/23	7,364,586
5,470,000	2.125		11/30/24	5,560,597
860,000	2.875		08/15/28	923,694
United States Treasury Strip Coupon(g)
28,900,000	0.000		11/15/35	19,526,836
2,800,000	0.000		05/15/36	1,864,999

TOTAL U.S. TREASURY OBLIGATIONS (Cost $558,730,403)				$ 565,666,558

TOTAL INVESTMENTS – 109.2% (Cost $1,058,444,264)				$1,066,324,665

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.2)%				(90,009,035)

NET ASSETS – 100.0%				$ 976,315,630

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $103,601,439 which represents approximately 10.6% of the Fund’s net assets as of June 30, 2019.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $19,438,381, which represents approximately 2.0% of the Fund’s net assets as of June 30, 2019.

(f)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	6	09/16/19	$1,469,925	$1,636
Eurodollars	12	03/16/20	2,948,700	3,951
Eurodollars	222	12/14/20	54,636,975	312,224
2 Year U.S. Treasury Notes	2,263	09/30/19	486,951,634	2,907,456

Total				$3,225,267

Short position contracts:
Eurodollars	(314)	12/16/19	(77,000,650)	(432,479)
Eurodollars	(314)	06/15/20	(77,228,300)	(278,027)
Eurodollars	(259)	09/14/20	(63,743,138)	(564,974)
Ultra 10 Year U.S. Treasury Notes	(154)	09/19/19	(21,271,250)	(454,051)
5 Year U.S. Treasury Notes	(445)	09/30/19	(52,579,531)	(517,339)
10 Year U.S. Treasury Notes	(223)	09/19/19	(28,537,031)	24,818
20 Year U.S. Treasury Bonds	(438)	09/19/19	(68,150,063)	(1,772,730)

Total				$(3,994,782)

TOTAL FUTURES CONTRACTS				$(769,515)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 69.5%
Advertising – 0.2%
The Interpublic Group of Cos., Inc.
$1,150,000	3.500%		10/01/20	$ 1,164,939

Aerospace & Defense – 0.6%
Northrop Grumman Corp.
2,400,000	2.080		10/15/20	2,395,800
United Technologies Corp.(a)(b) (3M USD LIBOR + 0.650%)
2,400,000	3.175		08/16/21	2,402,472

				4,798,272

Agriculture(a) – 1.0%
Altria Group, Inc.
2,350,000	3.800		02/14/24	2,450,251
BAT Capital Corp.
4,925,000	2.764		08/15/22	4,935,096

				7,385,347

Airlines – 0.4%
Delta Air Lines, Inc.
2,575,000	3.400		04/19/21	2,614,194

Automotive – 1.3%
Daimler Finance North America LLC(c)
500,000	2.450		05/18/20	499,515
Ford Motor Credit Co. LLC
3,150,000	8.125		01/15/20	3,237,097
General Motors Financial Co., Inc.
700,000	3.200	(a)	07/06/21	704,928
1,450,000	4.200		11/06/21	1,492,326
846,000	3.700	(a)	05/09/23	858,445
Volkswagen Group of America Finance LLC(b)(c) (3M USD LIBOR + 0.770%)
3,000,000	3.305		11/13/20	3,012,630

				9,804,941

Banks – 17.7%
Banco Bilbao Vizcaya Argentaria SA
1,025,000	3.000		10/20/20	1,032,114
Banco do Brasil SA
350,000	4.750		03/20/24	365,975
Banco Santander SA
1,800,000	3.848		04/12/23	1,867,410
2,600,000	2.706		06/27/24	2,604,160
Bank of America Corp.(a)
6,175,000	2.151		11/09/20	6,158,266
3,075,000	2.503		10/21/22	3,081,919
(3M USD LIBOR + 0.630%)
1,800,000	3.499	(b)	05/17/22	1,835,334
(3M USD LIBOR + 0.660%)
1,250,000	2.369	(b)	07/21/21	1,248,588
Bank of America NA(a)(b) (3M USD LIBOR + 0.650%)
500,000	3.335		01/25/23	512,895

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banque Federative du Credit Mutuel SA(c)
$2,800,000	3.750%		07/20/23	$ 2,926,308
Barclays Bank PLC
1,100,000	5.140		10/14/20	1,131,009
1,600,000	2.650	(a)	01/11/21	1,602,624
Barclays PLC(a)(b) (3M USD LIBOR + 1.380%)
2,550,000	3.905		05/16/24	2,517,258
BNP Paribas SA(c)
1,650,000	3.500		03/01/23	1,694,369
BPCE SA(c)
2,425,000	3.000		05/22/22	2,448,619
Citibank NA(a)
925,000	2.125		10/20/20	922,937
1,425,000	3.650		01/23/24	1,497,974
Citigroup, Inc.
5,500,000	2.350		08/02/21	5,494,610
(3M USD LIBOR + 0.950%)
3,750,000	2.876	(a)(b)	07/24/23	3,795,187
Citizens Bank NA(a)
2,900,000	3.250		02/14/22	2,952,287
Credit Suisse AG
155,000	5.400		01/14/20	157,314
Credit Suisse Group Funding Guernsey Ltd.
5,375,000	3.450		04/16/21	5,458,097
HSBC Holdings PLC
1,050,000	2.950		05/25/21	1,059,146
(3M USD LIBOR + 1.000%)
1,300,000	3.520	(a)(b)	05/18/24	1,302,444
ING Groep NV
1,525,000	4.100		10/02/23	1,609,775
JPMorgan Chase & Co.
1,250,000	2.295	(a)	08/15/21	1,248,000
6,000,000	3.200		01/25/23	6,151,292
(3M USD LIBOR + 0.695%)
2,050,000	3.207	(a)(b)	04/01/23	2,090,365
(3M USD LIBOR + 0.730%)
7,125,000	3.559	(a)(b)	04/23/24	7,388,055
Lloyds Bank PLC
1,975,000	3.300		05/07/21	2,003,282
(3M USD LIBOR + 0.490%)
1,875,000	3.055	(b)	05/07/21	1,875,488
Mitsubishi UFJ Financial Group, Inc.
6,950,000	3.407		03/07/24	7,200,895
Morgan Stanley
7,550,000	2.625		11/17/21	7,594,092
(3M USD LIBOR + 0.847%)
5,175,000	3.737	(a)(b)	04/24/24	5,393,954
MUFG Union Bank NA(a)
2,375,000	3.150		04/01/22	2,426,823
NatWest Markets PLC(c)
2,725,000	3.625		09/29/22	2,782,334

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Royal Bank of Scotland Group PLC(a)(b)
(3M USD LIBOR + 1.550%)
$2,525,000	4.519%		06/25/24	$ 2,629,358
(3M USD LIBOR + 1.762%)
1,175,000	4.269		03/22/25	1,214,562
Santander UK PLC
4,150,000	2.125		11/03/20	4,128,088
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,275,000	4.247		01/20/23	1,315,877
Sumitomo Mitsui Financial Group, Inc.
4,650,000	2.784		07/12/22	4,697,011
The Bank of New York Mellon Corp.
1,450,000	3.500		04/28/23	1,510,422
The Huntington National Bank(a)
800,000	3.125		04/01/22	816,432
UBS Group Funding Switzerland AG(c)
3,450,000	3.000		04/15/21	3,482,050
UniCredit SpA(c)
1,000,000	6.572		01/14/22	1,061,740
Wells Fargo & Co.
4,375,000	2.625		07/22/22	4,405,012
1,400,000	3.750	(a)	01/24/24	1,471,554
Wells Fargo Bank NA(a)
3,100,000	3.550		08/14/23	3,234,230
Yapi ve Kredi Bankasi AS
880,000	4.000		01/22/20	876,150

				132,273,685

Beverages – 2.6%
Anheuser-Busch InBev Finance, Inc.(a)
1,905,000	2.650		02/01/21	1,914,715
2,359,000	3.300		02/01/23	2,433,497
Anheuser-Busch InBev Worldwide, Inc.(b) (3M USD LIBOR + 0.740%)
2,725,000	3.344		01/12/24	2,721,267
Constellation Brands, Inc.(a)
3,200,000	2.700		05/09/22	3,218,688
3,025,000	2.650		11/07/22	3,036,465
Diageo Capital PLC(a)
1,975,000	3.500		09/18/23	2,066,403
Keurig Dr Pepper, Inc.(a)
3,900,000	4.057		05/25/23	4,094,298

				19,485,333

Building Materials(a) – 0.2%
Fortune Brands Home & Security, Inc.
1,650,000	4.000		09/21/23	1,736,856

Chemicals – 2.5%
Celanese US Holdings LLC(a)
900,000	3.500		05/08/24	923,418

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
CNAC HK Finbridge Co. Ltd.
$600,000	3.125%		06/19/22	$ 598,263
240,000	4.625		03/14/23	250,985
230,000	3.375		06/19/24	229,898
DuPont de Nemours, Inc.
1,575,000	3.766		11/15/20	1,604,626
3,100,000	4.205	(a)	11/15/23	3,318,302
International Flavors & Fragrances, Inc.
1,375,000	3.400		09/25/20	1,391,266
Sasol Financing International Ltd.
200,000	4.500		11/14/22	206,000
SASOL Financing USA LLC(a)
200,000	5.875		03/27/24	215,813
Syngenta Finance NV(c)
2,470,000	3.698		04/24/20	2,487,463
3,055,000	3.933		04/23/21	3,106,018
The Dow Chemical Co(a)(c)
1,125,000	3.150		05/15/24	1,146,364
The Sherwin-Williams Co.
2,275,000	2.250		05/15/20	2,270,313
700,000	2.750	(a)	06/01/22	706,825

				18,455,554

Commercial Services(a) – 0.4%
IHS Markit Ltd.
1,373,000	5.000	(c)	11/01/22	1,455,380
1,275,000	3.625		05/01/24	1,311,720

				2,767,100

Computers(a) – 1.9%
Dell International LLC/EMC Corp.(c)
5,400,000	4.420		06/15/21	5,561,028
1,700,000	5.450		06/15/23	1,831,461
DXC Technology Co.(b) (3M USD LIBOR + 0.950%)
1,096,000	3.470		03/01/21	1,095,901
Hewlett Packard Enterprise Co.
1,475,000	3.500		10/05/21	1,504,766
800,000	4.400		10/15/22	843,280
(3M USD LIBOR + 0.720%)
3,525,000	3.318	(b)	10/05/21	3,525,811

				14,362,247

Diversified Financial Services – 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
250,000	4.500		05/15/21	257,795
1,500,000	4.125	(a)	07/03/23	1,566,825

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
AIG Global Funding(c)
$1,100,000	3.350%		06/25/21	$ 1,118,865
(3M USD LIBOR + 0.460%)
825,000	2.809	(b)	06/25/21	826,361
Air Lease Corp.
1,975,000	3.500		01/15/22	2,021,590
3,586,000	2.750	(a)	01/15/23	3,582,988
American Express Co.(a)
2,850,000	3.375		05/17/21	2,902,640
1,525,000	3.700		08/03/23	1,600,625
(3M USD LIBOR + 0.750%)
1,200,000	3.326	(b)	08/03/23	1,205,748
Capital One Financial Corp.(a)
3,325,000	3.450		04/30/21	3,384,384
850,000	3.900		01/29/24	893,248
(3M USD LIBOR + 0.720%)
1,475,000	3.303	(b)	01/30/23	1,470,472
GE Capital International Funding Co. Unlimited Co.
1,675,000	2.342		11/15/20	1,666,608
International Lease Finance Corp.
2,125,000	8.625		01/15/22	2,424,498
Synchrony Financial(a)
327,000	3.000		08/15/19	327,049

				25,249,696

Electrical – 4.0%
Dominion Energy, Inc.
1,350,000	2.579		07/01/20	1,348,528
2,125,000	2.715	(d)	08/15/21	2,127,932
525,000	3.071	(d)	08/15/24	529,043
DTE Energy Co.
650,000	2.600		06/15/22	652,763
3,575,000	3.300	(a)	06/15/22	3,655,044
Duke Energy Corp.(a)
950,000	1.800		09/01/21	938,799
Exelon Corp.(a)
750,000	2.450		04/15/21	748,868
ITC Holdings Corp.(a)
1,925,000	2.700		11/15/22	1,930,833
NextEra Energy Capital Holdings, Inc.(a)
2,625,000	3.150		04/01/24	2,699,340
NRG Energy, Inc.(a)(c)
4,525,000	3.750		06/15/24	4,650,071
Public Service Enterprise Group, Inc.(a)
975,000	2.875		06/15/24	986,593
Sempra Energy
1,700,000	2.400		02/01/20	1,698,062
1,100,000	2.400	(a)	03/15/20	1,098,834

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
(3M USD LIBOR + 0.500%)
$1,350,000	3.097	%(a)(b)	01/15/21	$ 1,345,477
Vistra Operations Co. LLC(a)(c)
2,600,000	3.550		07/15/24	2,619,448
WEC Energy Group, Inc.
1,600,000	3.375		06/15/21	1,630,384
1,425,000	3.100		03/08/22	1,450,365

				30,110,384

Environmental(a) – 0.2%
Waste Management, Inc.
1,500,000	2.950		06/15/24	1,541,340

Food & Drug Retailing – 1.5%
Conagra Brands, Inc.
61,000	4.950		08/15/20	62,663
925,000	3.800		10/22/21	950,308
(3M USD LIBOR + 0.750%)
950,000	3.342	(a)(b)	10/22/20	950,067
General Mills, Inc.
1,500,000	3.700	(a)	10/17/23	1,571,280
(3M USD LIBOR + 1.010%)
2,175,000	3.598	(b)	10/17/23	2,185,875
Mondelez International Holdings Netherlands B.V.(a)(c)
1,975,000	2.000		10/28/21	1,956,198
Smithfield Foods, Inc.(a)(c)
2,350,000	2.650		10/03/21	2,314,444
Tyson Foods, Inc.(a)
875,000	3.900		09/28/23	920,815

				10,911,650

Gas(a) – 0.1%
NiSource, Inc.
1,100,000	2.650		11/17/22	1,106,754

Healthcare Providers & Services – 1.7%
Acadia Healthcare Co., Inc.(a)
500,000	6.125		03/15/21	500,000
Becton Dickinson & Co.
959,000	2.675		12/15/19	959,326
4,375,000	2.894	(a)	06/06/22	4,432,356
(3M USD LIBOR + 0.875%)
1,144,000	3.194	(a)(b)	12/29/20	1,144,069
HCA, Inc.
1,600,000	5.875		03/15/22	1,748,000
Humana, Inc.
1,675,000	2.500		12/15/20	1,674,514
SSM Health Care Corp.(a)
2,335,000	3.688		06/01/23	2,433,496

				12,891,761

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Household Products(a) – 0.1%
Spectrum Brands, Inc.
$450,000	6.625%		11/15/22	$ 460,125

Insurance – 0.1%
Marsh & McLennan Cos., Inc.
875,000	3.500		12/29/20	889,315

Investment Companies – 0.1%
Huarong Finance Co. Ltd.
380,000	3.750		05/29/24	382,494
Huarong Finance II Co. Ltd.
270,000	5.500		01/16/25	294,975

				677,469

Iron/Steel – 0.0%
Vale Overseas Ltd.
350,000	4.375		01/11/22	360,828

Lodging(a) – 0.2%
Marriott International, Inc.
1,650,000	3.600		04/15/24	1,718,227

Media – 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
5,650,000	4.464		07/23/22	5,931,935
2,200,000	4.500		02/01/24	2,341,812
(3M USD LIBOR + 1.650%)
1,275,000	4.229	(b)	02/01/24	1,284,945
Comcast Corp.
2,225,000	3.450		10/01/21	2,288,835
(3M USD LIBOR + 0.330%)
3,350,000	2.922	(b)	10/01/20	3,355,662
(3M USD LIBOR + 0.440%)
2,250,000	3.032	(b)	10/01/21	2,259,203
CSC Holdings LLC
1,150,000	6.750		11/15/21	1,227,625
DISH DBS Corp.
900,000	6.750		06/01/21	942,750
Fox Corp.(c)
1,225,000	3.666		01/25/22	1,265,315
3,150,000	4.030	(a)	01/25/24	3,346,497
Time Warner Cable LLC
775,000	5.000		02/01/20	785,842
1,448,000	4.000	(a)	09/01/21	1,484,301

				26,514,722

Mining(c) – 0.2%
Glencore Funding LLC(a)
625,000	3.000		10/27/22	628,831
Indonesia Asahan Aluminium Persero PT
780,000	5.230		11/15/21	820,950

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining(c) – (continued)
Vedanta Resources Finance II PLC
	$250,000	8.000%		04/23/23	$ 252,813

					1,702,594

Miscellaneous Manufacturing – 0.6%
General Electric Co.(b) (3M USD LIBOR + 0.800%)
	523,000	3.397		04/15/20	522,948
Ingersoll-Rand Global Holding Co. Ltd.
	3,475,000	2.900		02/21/21	3,500,402
Parker-Hannifin Corp.(a)
	625,000	2.700		06/14/24	634,637

					4,657,987

Oil Field Services – 3.1%
BP Capital Markets PLC
	3,250,000	2.500		11/06/22	3,280,258
(3M USD LIBOR + 0.250%)
	4,000,000	2.775	(b)	11/24/20	4,005,360
Continental Resources, Inc.(a)
	2,000,000	3.800		06/01/24	2,057,600
Devon Energy Corp.(a)
	1,400,000	4.000		07/15/21	1,448,356
Diamondback Energy, Inc.(a)(c)
	1,375,000	4.750		11/01/24	1,409,375
Gazprom OAO Via Gaz Capital SA
	670,000	5.999		01/23/21	700,778
Halliburton Co.(a)
	1,650,000	3.500		08/01/23	1,704,879
Marathon Oil Corp.(a)
	3,274,000	2.700		06/01/20	3,275,964
Newfield Exploration Co.
	800,000	5.625		07/01/24	884,000
Oasis Petroleum, Inc.(a)
	900,000	6.875		03/15/22	897,750
Petrobras Global Finance B.V.
	1,130,000	6.250		03/17/24	1,235,994
Petroleos Mexicanos
EUR	170,000	5.125		03/15/23	203,335
Range Resources Corp.(a)
	$500,000	5.750		06/01/21	505,000
Transocean Sentry, Ltd.(a)(c)
	1,900,000	5.375		05/15/23	1,902,375

					23,511,024

Pharmaceuticals – 5.0%
AbbVie, Inc.
	3,875,000	3.375		11/14/21	3,952,384
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 1.010%)
	4,150,000	3.420		12/15/23	4,103,769
Bristol-Myers Squibb Co.(c)
	1,250,000	2.550		05/14/21	1,258,838
	1,450,000	2.600		05/16/22	1,467,066
	1,275,000	2.900	(a)	07/26/24	1,303,777
Cardinal Health, Inc.
	905,000	4.625		12/15/20	930,639

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Cigna Corp.(c)
$1,850,000	3.400%		09/17/21	$ 1,885,205
1,625,000	3.750	(a)	07/15/23	1,691,121
(3M USD LIBOR + 0.650%)
3,150,000	3.060	(a)(b)	09/17/21	3,151,134
CVS Health Corp.
1,475,000	3.350		03/09/21	1,495,443
3,348,000	2.125	(a)	06/01/21	3,325,066
6,075,000	3.700	(a)	03/09/23	6,274,624
(3M USD LIBOR + 0.720%)
425,000	3.173	(b)	03/09/21	426,641
Elanco Animal Health, Inc.
1,375,000	3.912		08/27/21	1,404,413
500,000	4.272	(a)	08/28/23	524,570
McKesson Corp.
1,600,000	3.650		11/30/20	1,625,120
675,000	2.700	(a)	12/15/22	677,741
Teva Pharmaceutical Finance Netherlands III B.V.
2,150,000	2.200		07/21/21	2,034,437

				37,531,988

Pipelines – 5.7%
Enbridge Energy Partners LP
2,114,000	5.200		03/15/20	2,153,130
Enbridge, Inc.(a)
1,325,000	2.900		07/15/22	1,342,636
Energy Transfer Operating LP(a)
5,000,000	3.600		02/01/23	5,106,100
Energy Transfer Partners LP/Regency Energy Finance Corp.(a)
2,350,000	4.500		11/01/23	2,482,281
Enterprise Products Operating LLC
1,550,000	5.200		09/01/20	1,599,352
EQM Midstream Partners LP(a)
3,981,000	4.750		07/15/23	4,127,262
Kinder Morgan Energy Partners LP
1,250,000	6.850		02/15/20	1,282,013
MPLX LP(a)
3,250,000	3.375		03/15/23	3,323,547
NGPL PipeCo LLC(a)(c)
215,000	4.375		08/15/22	221,988
410,000	4.875		08/15/27	435,625
ONEOK Partners LP(a)
3,250,000	3.375		10/01/22	3,308,760
Plains All American Pipeline LP/PAA Finance Corp.
1,690,000	5.750		01/15/20	1,718,544
2,965,000	3.650	(a)	06/01/22	3,036,872

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Sabine Pass Liquefaction LLC(a)
$4,560,000	5.625%		02/01/21	$ 4,734,557
225,000	5.625		04/15/23	244,717
1,324,000	5.750		05/15/24	1,471,917
Texas Eastern Transmission LP(a)(c)
1,225,000	4.125		12/01/20	1,244,968
The Williams Cos., Inc.
1,300,000	5.250		03/15/20	1,324,349
1,095,000	4.125	(a)	11/15/20	1,114,841
2,025,000	3.600	(a)	03/15/22	2,077,123

				42,350,582

Real Estate(a) – 0.0%
China Evergrande Group
230,000	8.250		03/23/22	222,238

Real Estate Investment Trust – 1.8%
Alexandria Real Estate Equities, Inc.(a)
375,000	4.000		01/15/24	396,900
American Tower Corp.
2,800,000	3.000		06/15/23	2,839,760
1,325,000	3.375	(a)	05/15/24	1,361,371
Equinix, Inc.(a)
450,000	5.375		01/01/22	461,250
GLP Capital LP/GLP Financing II, Inc.(a)
450,000	4.875		11/01/20	457,875
Public Storage(a)
850,000	2.370		09/15/22	853,842
SBA Communications Corp.(a)
900,000	4.875		07/15/22	910,125
SL Green Operating Partnership LP(a)
2,575,000	3.250		10/15/22	2,608,243
Ventas Realty LP(a)
1,375,000	3.500		04/15/24	1,425,669
VEREIT Operating Partnership LP(a)
1,725,000	4.125		06/01/21	1,770,099

				13,085,134

Retailing(a) – 0.8%
1011778 BC ULC/New Red Finance, Inc.(c)
1,000,000	4.625		01/15/22	1,002,500
Alimentation Couche-Tard, Inc.(c)
425,000	2.700		07/26/22	425,616
AutoZone, Inc.
1,700,000	3.125		04/18/24	1,740,324
Dollar Tree, Inc.(b) (3M USD LIBOR + 0.700%)
3,075,000	3.055		04/17/20	3,075,369

				6,243,809

Savings & Loans(a)(b)(c) – 0.3%
Nationwide Building Society (3M LIBOR + 1.181%)
2,075,000	3.622		04/26/23	2,112,661

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – 3.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.
	$950,000	2.200%		01/15/21	$ 941,982
	3,074,000	3.000	(a)	01/15/22	3,085,159
	4,055,000	3.625	(a)	01/15/24	4,097,415
Broadcom, Inc.(c)
	5,375,000	3.125		10/15/22	5,403,541
	5,250,000	3.625	(a)	10/15/24	5,275,515
Microchip Technology, Inc.
	1,125,000	3.922		06/01/21	1,145,801
NXP B.V./NXP Funding LLC(c)
	1,250,000	4.125		06/01/21	1,278,263
	1,600,000	3.875		09/01/22	1,644,944

					22,872,620

Software – 1.3%
Fiserv, Inc.
	1,225,000	4.750		06/15/21	1,278,998
	750,000	3.800	(a)	10/01/23	789,067
	7,625,000	2.750	(a)	07/01/24	7,689,584

					9,757,649

Telecommunication Services – 2.9%
AT&T, Inc.
	675,000	2.800	(a)	02/17/21	679,225
	900,000	3.000		02/15/22	914,085
	1,324,000	3.200	(a)	03/01/22	1,351,552
	3,225,000	3.600	(a)	02/17/23	3,347,292
CenturyLink, Inc.
	1,100,000	6.450		06/15/21	1,160,500
CommScope, Inc.(a)(c)
	817,000	5.000		06/15/21	817,000
Qwest Corp.
	650,000	6.750		12/01/21	694,841
Sprint Communications, Inc.
	425,000	6.000		11/15/22	443,063
Sprint Corp.
	1,000,000	7.250		09/15/21	1,062,500
Verizon Communications, Inc.
	2,200,000	2.450	(a)	11/01/22	2,216,764
	6,700,000	5.150		09/15/23	7,487,853
Wind Tre SpA(a)(b)(c) (3M EURIBOR + 2.750%)
EUR	1,250,000	2.750		01/20/24	1,398,477

					21,573,152

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation(a) – 0.3%
Ryder System, Inc.
$2,350,000	2.875%	06/01/22	$ 2,377,260

Trucking & Leasing(a)(c) – 0.6%
Avolon Holdings Funding Ltd.
1,025,000	3.625	05/01/22	1,038,714
1,075,000	3.950	07/01/24	1,100,800
Park Aerospace Holdings Ltd.
900,000	5.250	08/15/22	949,500
SMBC Aviation Capital Finance DAC
1,200,000	3.550	04/15/24	1,234,092

			4,323,106

TOTAL CORPORATE OBLIGATIONS (Cost $509,967,098)			$519,602,543

Mortgage-Backed Obligations – 11.5%
Collateralized Mortgage Obligations – 4.8%
Interest Only(e) – 0.5%
FHLMC REMIC Series 3852, Class SW(b) (-1x1M LIBOR + 6.000%)
$924,782	3.560%	05/15/41	$ 142,787
FHLMC REMIC Series 4314, Class SE(b) (-1x1M LIBOR + 6.050%)
667,486	3.610	03/15/44	110,039
FHLMC REMIC Series 4320, Class SD(b) (-1x1M LIBOR + 6.100%)
160,787	3.660	07/15/39	26,481
FHLMC REMIC Series 4583, Class ST(b) (-1x1M LIBOR + 6.000%)
742,628	3.560	05/15/46	130,511
FHLMC REMIC Series 4792, Class SA(b) (-1x1M LIBOR + 6.200%)
1,527,361	3.760	05/15/48	216,232
FHLMC STRIPS Series 304, Class C45
255,733	3.000	12/15/27	18,477
FNMA REMIC Series 2010-135, Class AS(b) (-1x1M LIBOR + 5.950%)
252,217	3.520	12/25/40	37,590
FNMA REMIC Series 2016-1, Class SJ(b) (-1x1M LIBOR + 6.150%)
1,148,839	3.720	02/25/46	201,890
GNMA REMIC Series 2010-20, Class SE(b) (-1x1M LIBOR + 6.250%)
119,880	3.809	02/20/40	21,570
GNMA REMIC Series 2013-124, Class CS(b) (-1x1M LIBOR + 6.050%)
683,070	3.609	08/20/43	124,769
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M LIBOR + 6.100%)
76,964	3.659	09/20/43	13,528
GNMA REMIC Series 2013-152, Class TS(b) (-1x1M LIBOR + 6.100%)
258,596	3.659	06/20/43	43,945
GNMA REMIC Series 2014-117, Class SJ(b) (-1x1M LIBOR + 5.600%)
1,960,995	3.159	08/20/44	314,575
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M LIBOR + 6.100%)
698,717	3.659	10/20/43	91,178
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M LIBOR + 5.600%)
614,164	3.159	09/20/44	93,952

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(e) – (continued)
GNMA REMIC Series 2014-158, Class SA(b) (-1x1M LIBOR + 5.600%)
	$921,326	3.162%	10/16/44	$ 144,752
GNMA REMIC Series 2014-162, Class SA(b) (-1x1M LIBOR + 5.600%)
	267,937	3.159	11/20/44	38,714
GNMA REMIC Series 2015-110, Class MS(b) (-1x1M LIBOR + 5.710%)
	6,046,884	3.269	08/20/45	866,722
GNMA REMIC Series 2015-111, Class IM
	488,594	4.000	08/20/45	67,079
GNMA REMIC Series 2015-123, Class SP(a)(b) (-1x1M LIBOR + 6.250%)
	435,538	3.799	09/20/45	72,632
GNMA REMIC Series 2015-57, Class AS(b) (-1x1M LIBOR + 5.600%)
	1,088,579	3.159	04/20/45	152,826
GNMA REMIC Series 2015-95, Class GI
	501,303	4.500	07/16/45	106,204
GNMA REMIC Series 2016-109, Class IH
	2,055,914	4.000	10/20/45	278,233
GNMA REMIC Series 2016-27, Class IA
	411,891	4.000	06/20/45	48,413

				3,363,099

Regular Floater – 0.2%
FNMA REMIC Series 2007-33, Class HF(b) (1M LIBOR + 0.350%)
	19,251	2.780	04/25/37	19,180
Silverstone Master Issuer PLC Series 2019-1A, Class 1A(a)(b)(c) (3M LIBOR + 0.570%)
	1,160,000	3.148	01/21/70	1,163,296

				1,182,476

Sequential Fixed Rate – 1.7%
FHLMC REMIC Series 4619, Class NA
	1,979,682	3.000	03/15/44	2,036,782
FHLMC REMIC Series 4630, Class MC
	1,227,839	4.000	08/15/54	1,272,024
FHLMC REMIC Series 4649, Class ML
	8,946,281	4.000	11/15/54	9,518,994
FNMA REMIC Series 2012-111, Class B
	23,998	7.000	10/25/42	27,875
FNMA REMIC Series 2012-153, Class B
	81,714	7.000	07/25/42	95,438

				12,951,113

Sequential Floating Rate(b)(c) – 2.4%
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A (3M EURIBOR + 2.750%)
EUR	592,972	2.750	04/20/20	674,307
Holmes Master Issuer PLC Series 2018-1A, Class A2 (3M USD LIBOR + 0.360%)
	$2,302,857	3.147	10/15/54	2,303,384
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
	292,200	3.750	05/28/52	302,076
Station Place Securitization Trust Series 2015-2, Class AR (1M USD LIBOR + 0.550%)
	15,000,000	3.049	05/15/21	15,000,000

				18,279,767

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 35,776,455

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 0.5%
Sequential Fixed Rate – 0.0%
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
$139,551	2.779%	09/25/22	$ 140,942

Sequential Floating Rate(b)(c) – 0.5%
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M LIBOR + 0.830%)
2,098,756	3.224	06/15/35	2,101,385
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M LIBOR + 0.900%)
1,201,347	3.294	09/15/35	1,199,124

			3,300,509

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 3,441,451

Federal Agencies – 6.2%
FNMA – 3.9%
$3,331	6.000%	11/01/23	$ 3,647
1,126,359	6.000	02/01/24	1,236,408
15,024	6.000	01/01/29	16,444
37,598	6.000	01/01/32	42,403
7,371	6.000	11/01/32	8,296
476,824	6.000	12/01/32	525,699
3,963,776	6.000	05/01/34	4,458,121
6,877	6.000	11/01/34	7,805
40,960	6.000	06/01/35	46,721
359,704	6.000	10/01/35	410,855
1,685,458	6.000	11/01/35	1,924,859
94,272	6.000	12/01/35	107,966
1,742	6.000	01/01/36	1,984
6,562	6.000	02/01/36	7,515
2,317	6.000	03/01/36	2,651
893,624	6.000	05/01/36	1,021,463
54,050	6.000	06/01/36	61,928
694,616	6.000	07/01/36	794,158
72,552	6.000	08/01/36	83,060
991,821	6.000	09/01/36	1,136,322
2,048,825	6.000	10/01/36	2,348,493
42,131	6.000	11/01/36	48,366
416,716	6.000	02/01/37	479,145
10,651	6.000	03/01/37	12,249
39,327	6.000	05/01/37	45,038
405,685	6.000	11/01/37	466,549
58,903	6.000	12/01/37	67,812
146,809	6.000	03/01/38	168,096
156,404	6.000	05/01/38	179,721
6,912	6.000	07/01/38	7,945
3,689	6.000	09/01/38	4,226
160,420	6.000	10/01/38	184,334
671,644	6.000	11/01/38	771,470
533,143	6.000	01/01/39	612,387
105,644	6.000	09/01/39	121,454
11,621	6.000	06/01/40	13,357
815,608	6.000	10/01/40	937,803
3,704,408	6.000	05/01/41	4,245,385

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$39,304	6.000%	06/01/41		$ 44,627
1,000,000	3.500	TBA-30yr	(f)	1,022,284
3,000,000	4.000	TBA-30yr	(f)	3,100,358
2,000,000	4.500	TBA-30yr	(f)	2,089,822

				28,869,226

GNMA – 2.3%
6,907,339	4.500	08/20/47		7,283,174
1,000,000	3.500	TBA-30yr	(f)	1,032,036
9,000,000	4.000	TBA-30yr	(f)	9,330,048

				17,645,258

TOTAL FEDERAL AGENCIES				$ 46,514,484

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $85,134,124)				$ 85,732,390

Agency Debenture(b) – 0.6%
FFCB (3M LIBOR + 0.290%)
$4,200,000	2.386%	04/11/22		$ 4,201,134
(Cost $4,200,000)

Asset-Backed Securities – 10.5%
Automotive(c) – 0.1%
Ford Credit Auto Owner Trust Series 2016-2, Class A
$450,000	2.030%	12/15/27		$ 449,060

Collateralized Loan Obligations(b)(c) – 5.4%
AIMCO CLO Series 2017-AA, Class A (3M USD LIBOR + 1.260%)
3,150,000	4.021	07/20/29		3,151,232
Bowman Park CLO Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 1.180%)
1,451,081	3.831	11/23/25		1,451,477
BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
4,400,000	3.490	09/15/35		4,404,167
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R (3M USD LIBOR + 1.230%)
3,100,000	3.831	06/09/30		3,100,893
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
2,067,730	4.037	07/15/26		2,068,240
KREF Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.100)
2,400,000	3.532	06/15/36		2,404,500
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
4,200,000	3.537	04/15/29		4,158,500
OCP CLO Ltd. Series 2015-8A, Class A1R (3M USD LIBOR + 0.850%)
3,250,000	3.623	04/17/27		3,247,439
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
1,500,000	3.620	06/15/36		1,501,020
Parallel Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.850%)
1,250,000	3.611	07/20/27		1,249,485
Parallel Ltd. Series 2017-1A, Class A1 (3M USD LIBOR + 1.310%)
2,700,000	4.071	07/20/29		2,699,949

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
$611,234	3.280%	06/25/35	$ 609,393
Recette CLO Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.920%)
4,550,000	3.681	10/20/27	4,543,180
TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A (1M USD LIBOR + 1.130%)
2,750,000	3.563	11/15/37	2,756,873
Whitehorse Ltd. Series 2014-9A, Class AR (3M USD LIBOR + 1.160%)
2,410,804	3.933	07/17/26	2,413,361
WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
713,244	3.636	05/01/26	712,591

			40,472,300

Credit Card(c) – 0.1%
Golden Credit Card Trust Series 2017-2A, Class A
1,050,000	1.980	04/15/22	1,046,011

Student Loan(b) – 4.9%
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A (1M USD LIBOR + 0.800%)
527,426	3.230	02/25/41	524,224
ECMC Group Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.350%)
1,494,403	3.780	07/26/66	1,506,413
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(c) (1M USD LIBOR + 0.800%)
4,200,000	3.230	04/26/32	4,197,974
Educational Funding of the South, Inc. Series 2012-1, Class A (1M USD LIBOR + 1.050%)
2,198,950	3.480	03/25/36	2,204,573
Educational Services of America, Inc. Series 2012-1, Class A1(c) (1M USD LIBOR + 1.150%)
39,852	3.580	09/25/40	39,893
Educational Services of America, Inc. Series 2014-1, Class A(c) (1M USD LIBOR + 0.700%)
676,717	3.130	02/25/39	675,206
Educational Services of America, Inc. Series 2015-2, Class A(c) (1M USD LIBOR + 1.000%)
600,731	3.430	12/25/56	602,934
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(c) (1M USD LIBOR + 1.350%)
2,700,000	3.780	03/25/36	2,715,893
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(c) (1M USD LIBOR + 1.000%)
1,578,143	3.430	04/25/33	1,574,679
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,764,853	3.671	07/25/45	1,773,035
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1 (1M USD LIBOR + 0.750%)
1,807,220	3.236	12/01/31	1,768,329
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
1,594,889	3.441	05/20/30	1,596,760
Navient Student Loan Trust Series 2016-5A, Class A(c) (1M USD LIBOR + 1.250%)
3,078,512	3.680	06/25/65	3,113,106

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Navient Student Loan Trust Series 2016-7A, Class A(c) (1M USD LIBOR + 1.150%)
$1,544,336	3.580%	03/25/66	$ 1,550,112
North Carolina State Education Assistance Authority Series 2010-1, Class A1 (3M USD LIBOR + 0.900%)
842,952	3.671	07/25/41	838,464
Northstar Education Finance, Inc. Series 2012-1, Class A(c) (1M USD LIBOR + 0.700%)
79,219	3.130	12/26/31	79,085
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(c) (1M USD LIBOR + 0.550%)
43,810	2.980	05/25/57	43,316
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
1,519,990	3.580	09/25/65	1,529,753
SLC Student Loan Center Series 2011-1, Class A(c) (1M USD LIBOR + 1.220%)
4,242,082	3.650	10/25/27	4,258,303
SLC Student Loan Trust Series 2005-3, Class A3 (3M USD LIBOR + 0.120%)
971,782	2.731	06/15/29	964,486
SLM Student Loan Trust Series 2004-8A, Class A5(c) (3M USD LIBOR + 0.500%)
163,784	3.271	04/25/24	163,862
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
1,122,644	2.911	10/25/28	1,114,368
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
827,615	3.101	01/25/22	810,950
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
307,510	4.421	07/25/22	310,673
SLM Student Loan Trust Series 2012-3, Class A (1M USD LIBOR + 0.650%)
995,970	3.080	12/27/38	986,640
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
493,875	3.187	10/01/24	495,178
Utah State Board of Regents Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
1,200,000	3.586	05/01/35	1,207,464
Wachovia Student Loan Trust Series 2005-1, Class A5 (3M USD LIBOR + 0.130%)
18,459	2.901	01/26/26	18,455

			36,664,128

TOTAL ASSET-BACKED SECURITIES (Cost $78,382,146)			$ 78,631,499

Foreign Debt Obligations – 1.5%
Sovereign – 1.5%
Abu Dhabi Government International Bond
$870,000	2.500%	10/11/22	$ 878,700
Dominican Republic
806,667	7.500	05/06/21	851,033
Ecuador Government International Bond
1,510,000	7.950	06/20/24	1,580,310

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Qatar Government International Bond
	$870,000	2.375%		06/02/21	$ 869,913
	1,840,000	3.375	(c)	03/14/24	1,903,250
Republic of Colombia(a)
	1,510,000	4.000		02/26/24	1,581,725
Republic of Indonesia
	200,000	5.875		01/15/24	224,375
EUR	250,000	2.150	(c)	07/18/24	302,664
Republic of Nigeria
	$1,390,000	6.750		01/28/21	1,449,075
Republic of Sri Lanka
	200,000	6.850		11/03/25	200,500
Ukraine Government Bond
	1,500,000	7.750		09/01/21	1,568,250

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $11,117,751)					$ 11,409,795

Municipal Debt Obligations – 3.4%
California(a) – 0.1%
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2019 C
	$380,000	3.146%		05/01/23	$ 393,832

Connecticut – 0.4%
Connecticut State GO Bonds Series A
	3,000,000	3.130		01/15/24	3,085,830

Florida(a) – 1.7%
Florida State Board of Administration Finance Corp. Series 2016, Class A
	12,625,000	2.638		07/01/21	12,729,661

Illinois(a) – 0.5%
Chicago, Illinois GO Bonds (Prerefunded Taxable) Series B
	2,753,000	7.750		01/01/42	3,545,919

New Hampshire(a)(b) – 0.2%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
	1,779,232	3.620		10/25/37	1,787,641

Texas(a) – 0.4%
City of Austin TX Electric Utility RB (Taxable) Series A
	595,000	2.425		11/15/19	595,613
	595,000	2.425		11/15/20	598,284
	595,000	2.425		11/15/21	599,915
	595,000	2.456		11/15/22	602,527
	595,000	2.524		11/15/23	604,199

					3,000,538

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Utah(a)(b) – 0.1%
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2 (3M USD LIBOR + 0.850%)
$457,329	3.586%	05/01/29	$ 458,573

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $24,636,789)			$ 25,001,994

U.S. Treasury Obligations – 1.8%
United States Treasury Inflation Indexed Note(g)
$1,160,372	0.750%	07/15/28	$ 1,209,782
United States Treasury Notes
11,240,000	1.875	06/30/26	11,239,439
630,000	2.875 (g)	08/15/28	676,659

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,012,127)			$ 13,125,880

Shares	Dividend Rate		Value

Investment Company(h) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,696,773	2.308%		$ 7,696,773
(Cost $7,696,773)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $734,146,808)			$745,402,008

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(i) – 0.5%
Commercial Paper – 0.5%
Marriott International, Inc.
$4,000,000	0.000%	08/19/19	$ 3,985,111
(Cost $3,985,300)

TOTAL INVESTMENTS – 100.3% (Cost $738,132,108)			$749,387,119

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(2,193,065)

NET ASSETS – 100.0%			$747,194,054

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2019.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $16,574,548 which represents approximately 2.2% of the Fund’s net assets as of June 30, 2019.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Represents an affiliated issuer.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	ARS	20,307,157	USD	433,905	07/10/19	$36,429
	ARS	27,835,675	USD	589,739	07/12/19	52,890
	ARS	8,348,912	USD	170,126	07/31/19	17,199
	AUD	11,149,308	USD	7,769,368	09/18/19	76,756
	BRL	18,385,671	USD	4,737,512	07/02/19	49,615
	BRL	10,778,856	USD	2,793,528	08/02/19	4,975
	CAD	10,841,459	USD	8,196,957	09/18/19	93,839
	CLP	1,767,275,188	USD	2,562,388	07/05/19	45,806
	CLP	1,198,358,289	USD	1,727,492	07/23/19	41,610
	CNH	24,746,376	USD	3,580,954	09/18/19	19,031
	CZK	49,939,722	EUR	1,936,895	09/18/19	19,554
	EUR	372,434	GBP	332,182	09/18/19	2,804
	EUR	1,762,935	NOK	17,126,741	09/18/19	5,127
	EUR	1,554,934	USD	1,764,210	09/18/19	15,039
	GBP	218,719	SEK	2,566,298	09/18/19	825
	GBP	1,846,078	USD	2,349,069	09/18/19	3,710
	IDR	16,733,023,746	USD	1,171,558	08/13/19	6,658
	INR	195,561,211	USD	2,804,129	07/15/19	26,315
	INR	61,374,223	USD	876,950	08/13/19	7,827
	JPY	202,153,738	USD	1,878,650	09/18/19	7,324
	KRW	1,560,344,983	USD	1,341,271	07/22/19	7,604
	KRW	511,854,501	USD	434,687	08/05/19	8,049
	MXN	11,464,792	USD	589,143	09/18/19	276
	NOK	37,754,656	EUR	3,845,942	09/18/19	34,836
	NZD	13,772,954	USD	9,079,450	09/18/19	187,050
	PLN	15,354,430	EUR	3,590,925	09/18/19	10,866
	PLN	2,031,350	USD	544,203	09/18/19	837
	RUB	236,131,786	USD	3,613,803	07/30/19	106,248
	SEK	20,477,842	EUR	1,916,385	09/18/19	24,876
	SEK	1,802,930	NOK	1,650,178	09/18/19	1,384
	SEK	1,985,031	USD	209,272	09/18/19	5,704
	SGD	2,845,766	USD	2,098,646	09/18/19	7,193
	TRY	7,479,163	USD	1,231,255	09/18/19	6,748
	TWD	76,633,812	USD	2,454,141	08/05/19	24,514
	USD	1,145,558	CHF	1,109,124	09/18/19	1,202
	USD	672,206	EUR	586,360	09/18/19	1,258
	USD	225,570	GBP	176,321	09/18/19	853
	USD	2,632,670	JPY	281,436,523	09/18/19	7,037
	USD	994,884	SEK	9,167,004	09/18/19	2,112
	ZAR	21,374,932	USD	1,474,780	07/01/19	42,596
	ZAR	40,125,746	USD	2,707,466	09/18/19	113,075

TOTAL						$1,127,651

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	423,031	CHF	290,024	09/18/19	$(1,537)
	BRL	5,452,282	USD	1,423,364	07/02/19	(3,739)
	CAD	1,429,559	USD	1,093,487	09/18/19	(259)
	COP	3,147,747,291	USD	987,352	07/22/19	(9,450)
	EUR	876,582	SEK	9,326,703	09/18/19	(7,030)
	GBP	233,615	CAD	391,609	09/18/19	(1,738)
	GBP	1,747,976	EUR	1,958,720	09/18/19	(13,530)
	GBP	484,815	USD	619,923	09/18/19	(2,038)
	HUF	65,270,948	PLN	863,323	09/18/19	(772)
	HUF	149,904,517	USD	530,658	09/18/19	(432)
	JPY	35,310,245	USD	329,781	09/18/19	(358)
	KRW	900,648,633	USD	780,374	07/22/19	(1,789)
	MXN	61,489,338	USD	3,180,318	09/18/19	(19,079)
	NOK	3,552,475	USD	418,358	09/18/19	(997)
	RUB	60,455,573	USD	958,820	07/30/19	(6,395)
	SGD	351,685	USD	260,305	09/18/19	(62)
	TRY	5,276,615	USD	880,014	09/18/19	(6,592)
	TWD	30,417,035	USD	985,364	08/05/19	(1,551)
	USD	175,063	ARS	8,014,393	07/12/19	(9,961)
	USD	3,093,777	AUD	4,416,301	09/18/19	(14,114)
	USD	6,110,982	BRL	23,837,953	07/02/19	(95,768)
	USD	4,032,129	CAD	5,310,841	09/18/19	(29,234)
	USD	1,080,521	CHF	1,060,969	09/18/19	(14,151)
	USD	2,557,451	CLP	1,767,275,188	07/05/19	(50,743)
	USD	395,982	CLP	276,725,448	07/23/19	(12,540)
	USD	2,251,825	CNH	15,627,329	09/18/19	(21,565)
	USD	691,613	COP	2,255,002,829	07/22/19	(8,943)
	USD	2,711,830	EUR	2,407,541	07/10/19	(28,125)
	USD	7,687,898	EUR	6,757,490	09/18/19	(44,421)
	USD	225,682	GBP	177,352	09/18/19	(348)
	USD	217,649	INR	15,215,648	07/15/19	(2,573)
	USD	1,064,392	JPY	114,334,829	09/18/19	(2,282)
	USD	409,929	KRW	474,275,775	07/22/19	(69)
	USD	868,083	KRW	1,026,160,781	08/05/19	(19,510)
	USD	676,238	MXN	13,162,886	09/18/19	(482)
	USD	873,050	NOK	7,483,466	09/18/19	(6,141)
	USD	1,654,244	NZD	2,491,039	09/18/19	(21,737)
	USD	929,485	PLN	3,484,445	09/18/19	(5,441)
	USD	697,451	RON	2,914,649	09/18/19	(3,029)
	USD	3,679,972	RUB	241,273,081	07/30/19	(121,076)
	USD	1,029,692	SEK	9,646,139	09/18/19	(14,969)
	USD	991,254	SGD	1,349,880	09/18/19	(7,643)
	USD	348,296	TRY	2,170,385	09/18/19	(10,961)
	USD	2,008,719	TWD	63,216,800	08/05/19	(35,973)
	USD	1,493,730	ZAR	21,374,932	07/01/19	(23,646)
	USD	1,342,083	ZAR	19,322,070	09/18/19	(16,117)

TOTAL						$(698,910)

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	42	09/16/19	$3,390,831	$(4,886)
Australian 10 Year Government Bonds	24	09/16/19	2,420,390	(6,829)
Eurodollars	1	12/16/19	245,225	103
Eurodollars	349	12/14/20	85,893,262	536,367
Italian 10 Year Government Bonds	12	09/06/19	1,832,551	76,394
Ultra Long U.S. Treasury Bonds	19	09/19/19	3,373,688	45,487
10 Year German Euro-Bund	34	09/06/19	6,678,371	65,671
10 Year U.S. Treasury Notes	353	09/19/19	45,172,969	778,702
5 Year U.S. Treasury Notes	353	09/30/19	41,709,156	329,900
2 Year U.S. Treasury Notes	573	09/30/19	123,297,961	534,567

Total				$2,355,476

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
Eurodollars	(8)	09/16/19	$(1,959,900)	$(15,919)
Eurodollars	(84)	03/16/20	(20,640,900)	(76,356)
Eurodollars	(104)	06/15/20	(25,578,800)	(155,276)
Eurodollars	(74)	09/14/20	(18,212,325)	(105,708)
French 10 Year Government Bonds	(49)	09/06/19	(9,186,212)	(142,715)
Ultra 10 Year U.S. Treasury Notes	(50)	09/19/19	(6,906,250)	(147,280)
5 Year German Euro-Bobl	(8)	09/06/19	(1,222,974)	(3,833)
10 Year U.K. Long Gilt	(16)	09/26/19	(2,647,590)	1,663
20 Year U.S. Treasury Bonds	(91)	09/19/19	(14,159,031)	(380,166)

Total				$(1,025,590)

TOTAL FUTURES CONTRACTS				$1,329,886

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.726%(a)	6M GBP	11/07/19	GBP	61,800	(b)	$(5,133)	$315	$(5,448)
3M LIBOR(c)	1.951%	06/15/21		$10,680	(b)	85,315	1,286	84,029
3M NZDOR(d)	1.500(e)	09/18/21	NZD	60,120	(b)	148,509	77,663	70,846
1.750(e)	3M LIBOR(d)	09/18/21		$28,800	(b)	(21,764)	21,801	(43,565)
1.100(c)	6M GBP	08/01/23	GBP	980		(26,066)	(8,332)	(17,734)
1.390(c)	3M LIBOR	11/30/23		$2,600	(b)	8,365	6,483	1,882
6M EURO(e)	0.500(c)	09/18/24	EUR	43,000	(b)	1,769,815	1,510,596	259,219
6M CDOR(e)	2.750	09/18/24	CAD	27,650	(b)	1,058,987	1,036,483	22,504
2.000(e)	3M LIBOR(d)	09/18/24		$19,660	(b)	(244,289)	(211,205)	(33,084)
0.250(c)	3M STIBOR(d)	09/18/24	SEK	370,420	(b)	(256,689)	(150,235)	(106,454)
6M AUDOR(e)	1.750	09/18/26	AUD	5,750	(b)	99,709	52,381	47,328
1.500(e)	6M GBP	09/18/26	GBP	2,840	(b)	(129,987)	(135,046)	5,059
6M JYOR(e)	0.500	03/22/28	JPY	1,607,480	(b)	341,807	258,924	82,883
1.900(e)	6M GBP	08/03/28	GBP	4,710	(b)	(214,098)	(8,492)	(205,606)
6M CHFOR(e)	1.050(c)	08/07/28	CHF	7,440	(b)	403,102	(5,680)	408,782
6M EURO(e)	1.200(c)	02/12/29	EUR	8,960	(b)	351,305	54,075	297,230
3M LIBOR(d)	2.800(e)	02/12/29		$9,370	(b)	272,368	42,459	229,909
1.500(e)	6M GBP	02/12/29	GBP	13,670	(b)	(263,894)	(56,765)	(207,129)
6M EURO(e)	1.200(c)	02/21/29	EUR	6,740	(b)	262,589	44,642	217,947
2.300(c)	3M NIBOR(e)	02/21/29	NOK	74,130	(b)	(145,021)	(80,676)	(64,345)
3M LIBOR(d)	2.500(e)	05/20/29		$35,760	(b)	521,506	153,769	367,737
0.900(c)	6M EURO(e)	05/20/29	EUR	36,080	(b)	(698,002)	(172,830)	(525,172)
6M GBP(e)	1.750	06/19/29	GBP	3,470	(b)	114,442	115,209	(767)
3M LIBOR(d)	3.000(e)	06/19/29		$7,470	(b)	270,563	91,362	179,201
3.250(e)	3M NZDOR(d)	06/19/29	NZD	3,670	(b)	(118,498)	(26,106)	(92,392)
3.000(e)	6M AUDOR	06/19/29	AUD	6,450	(b)	(217,897)	(227,487)	9,590
1.500(c)	6M EURO(e)	06/19/29	EUR	11,000	(b)	(583,573)	(459,542)	(124,031)
6M EURO(e)	1.000(c)	09/18/29		390	(b)	35,855	29,724	6,131
6M AUDOR(e)	2.000	09/18/29	AUD	7,730	(b)	210,234	224,238	(14,004)
1.800(c)	3M NIBOR(e)	09/18/29	NOK	20,410	(b)	11,814	5,022	6,792
0.750(d)	3M STIBOR(d)	09/18/29	SEK	9,400	(b)	(18,406)	(10,550)	(7,856)
1.500(e)	6M GBP	09/18/29	GBP	2,890	(b)	(155,190)	(163,601)	8,411
3M LIBOR(d)	3.000(e)	06/20/39		$2,970	(b)	123,710	98,205	25,505
1.750(c)	6M EURO(e)	06/20/39	EUR	2,920	(b)	(184,147)	(150,300)	(33,847)
6M GBP(e)	1.750	06/15/49	GBP	410	(b)	18,547	18,773	(226)
3M LIBOR(d)	2.750(e)	06/15/49		$730	(b)	18,938	13,877	5,061
1.500(c)	6M EURO(e)	06/15/49	EUR	590	(b)	(35,704)	(35,704)	—

TOTAL						$2,809,122	$1,954,736	$854,386

(a)	Payments made at maturity.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2019.
(c)	Payments made annually.
(d)	Payments made quarterly.
(e)	Payments made semi-annually.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS
Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2019(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
iTraxx Europe Series 31	(1.000)%	0.523%	06/20/24	EUR	12,760	$(349,740)	$(317,971)	$(31,769)
CDX.NA.IG Index 32	(1.000)	1.023	06/20/29		$6,930	11,158	15,979	(4,821)
Protection Sold:
CDX.NA.IG Index 31	1.000	0.475	12/20/23		15,200	346,409	133,170	213,239
CDX.NA.IG Index 32	1.000	0.545	06/20/24		25,520	555,617	485,603	70,014
AT&T Inc., 2.450%, 06/30/20	1.000	0.917	06/20/24		3,425	14,373	7,933	6,440
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.901	06/20/24		120	595	(271)	866

TOTAL						$578,412	$324,443	$253,969

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED OPTIONS CONTRACTS — At June 30, 2019, the Fund had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Eurodollar Futures	$97.750	06/15/2020	29	$72,500	$3,625	$14,197	$(10,572)

Abbreviations:
MS & Co. Int. PLC	—	Morgan Stanley & Co. International PLC
CDX.NA.IG Index 31	—	CDX North America Investment Grade Index 31
CDX.NA.IG Index 32	—	CDX North America Investment Grade Index 32

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 50.8%
Advertising – 0.5%
The Interpublic Group of Cos., Inc.
$15,100,000	3.500%		10/01/20	$ 15,296,149

Agriculture – 0.7%
BAT Capital Corp.
23,243,000	2.297		08/14/20	23,186,752

Automotive – 4.3%
BMW US Capital LLC(a)(b) (3M USD LIBOR + 0.530%)
20,000,000	2.833		04/14/22	20,023,540
Daimler Finance North America LLC(b)
11,700,000	2.450		05/18/20	11,688,651
10,446,000	3.350		05/04/21	10,589,319
(3M USD LIBOR + 0.670%)
15,000,000	3.235	(a)	11/05/21	15,013,350
Harley-Davidson Financial Services, Inc.(b)(c)
12,735,000	2.850		01/15/21	12,752,574
PACCAR Financial Corp.(a) (3M USD LIBOR + 0.450%)
27,350,000	2.860		06/17/22	27,345,351
Volkswagen Group of America Finance LLC(b)
(3M USD LIBOR + 0.770%)
23,008,000	3.305	(a)	11/13/20	23,104,864
8,000,000	3.875		11/13/20	8,144,640
(3M USD LIBOR + 0.940%)
5,500,000	3.475	(a)	11/12/21	5,528,270

				134,190,559

Banks – 34.0%
ABN AMRO Bank NV(b)
3,107,000	2.650		01/19/21	3,119,708
(3M USD LIBOR + 0.570%)
38,650,000	3.091	(a)	08/27/21	38,805,759
Australia & New Zealand Banking Group Ltd.(a)(b) (3M USD LIBOR + 0.460%)
18,475,000	2.985		05/17/21	18,526,176
Bank of America Corp.
2,575,000	2.250		04/21/20	2,573,429
5,000,000	5.625		07/01/20	5,160,150
Bank of Montreal(a) (3M USD LIBOR + 0.400%)
12,000,000	2.992		01/22/21	12,030,000
Banque Federative du Credit Mutuel SA(b)
6,000,000	2.200		07/20/20	5,992,620
30,000,000	2.750		10/15/20	30,141,900
Barclays Bank PLC(a)
(3M USD LIBOR + 0.550%)
8,000,000	3.115		08/07/19	8,002,400
(3M USD LIBOR + 0.400%)
15,500,000	2.922		08/21/20	15,414,750
BNZ International Funding Ltd.(b)
8,190,000	2.400		02/21/20	8,192,785

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 0.980%)
$13,145,000	3.408	%(a)	09/14/21	$ 13,283,154
BPCE SA
2,000,000	2.250		01/27/20	1,998,960
Capital One NA(c)
13,336,000	2.350		01/31/20	13,332,266
Citibank NA(a)(c)
(3M USD LIBOR + 0.530%)
15,000,000	3.050		02/19/22	15,007,050
(3M USD LIBOR + 0.600%)
30,000,000	3.123		05/20/22	30,042,000
Citigroup, Inc.
4,000,000	2.700		03/30/21	4,019,280
(3M USD LIBOR + 1.190%)
6,588,000	3.766	(a)	08/02/21	6,677,729
Citizens Bank NA(a)(c) (3M USD LIBOR + 0.720%)
15,000,000	3.248		02/14/22	14,955,450
Commonwealth Bank of Australia
10,000,000	2.300		09/06/19	9,999,900
5,928,000	5.000	(b)	03/19/20	6,040,158
(3M USD LIBOR + 0.700%)
9,250,000	3.151	(a)(b)	03/10/22	9,291,995
Compass Bank(a)(c) (3M USD LIBOR + 0.730%)
5,592,000	3.181		06/11/21	5,597,312
Cooperatieve Rabobank UA
2,700,000	2.250		01/14/20	2,698,056
(3M USD LIBOR + 0.430%)
28,575,000	3.016	(a)	04/26/21	28,650,152
Credit Agricole Corporate & Investment Bank(a) (3M USD LIBOR + 0.470%)
6,780,000	3.067		07/13/20	6,795,835
(3M USD LIBOR + 0.625%)
15,000,000	3.221	(a)(b)	10/03/21	15,022,350
Discover Bank(c)
4,835,000	3.100		06/04/20	4,859,900
DNB Bank ASA(b)
18,257,000	2.125		10/02/20	18,194,013
Federation des Caisses Desjardins du Quebec(b)
15,000,000	2.250		10/30/20	14,978,550
HSBC Holdings PLC(a)
(3M USD LIBOR + 0.600%)
30,500,000	3.120	(c)	05/18/21	30,521,960
(3M USD LIBOR + 1.660%)
3,500,000	4.181		05/25/21	3,575,495
ING Bank NV(b)
(3M USD LIBOR + 0.610%)
3,250,000	3.128	(a)	08/15/19	3,252,730
7,000,000	2.500		10/01/19	7,001,260
6,260,000	2.450		03/16/20	6,264,570
12,000,000	2.700		08/17/20	12,046,080
11,520,000	2.750		03/22/21	11,590,618
ING Groep NV(a) (3M USD LIBOR + 1.150%)
10,310,000	3.480		03/29/22	10,435,370

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co(a)(c) (3M USD LIBOR + 0.550%)
$20,000,000	3.003%		03/09/21	$ 20,032,600
JPMorgan Chase Bank NA(a)(c)
(3M USD LIBOR + 0.280%)
18,000,000	2.604		02/01/21	18,024,480
(3M USD LIBOR + 0.290%)
10,258,000	2.869		02/01/21	10,261,488
Lloyds Bank PLC(a) (3M USD LIBOR + 0.490%)
18,351,000	3.055		05/07/21	18,355,771
Macquarie Bank Ltd.(b)
15,370,000	2.850		01/15/21	15,466,216
Mitsubishi UFJ Financial Group, Inc.
8,000,000	2.950		03/01/21	8,069,920
(3M USD LIBOR + 0.650%)
20,000,000	3.236	(a)	07/26/21	20,048,000
(3M USD LIBOR + 0.700%)
12,500,000	3.172	(a)	03/07/22	12,534,125
Mitsubishi UFJ Trust & Banking Corp.(b)
13,473,000	2.650		10/19/20	13,513,149
Mizuho Bank Ltd.(b)
20,000,000	2.700		10/20/20	20,070,000
Mizuho Financial Group, Inc.
6,000,000	2.632	(b)	04/12/21	6,014,220
(3M USD LIBOR + 1.140%)
10,446,000	3.590	(a)	09/13/21	10,576,157
(3M USD LIBOR + 0.940%)
15,000,000	3.461	(a)	02/28/22	15,120,600
Morgan Stanley
4,000,000	5.500		01/26/20	4,068,120
7,884,000	5.500		07/24/20	8,136,840
6,256,000	5.750		01/25/21	6,568,925
(3M USD LIBOR + 1.180%)
35,851,000	3.772	(a)(c)	01/20/22	36,222,058
MUFG Bank Ltd.(b)
2,000,000	2.350		09/08/19	1,999,500
6,280,000	2.300		03/05/20	6,274,285
National Australia Bank Ltd.(a)(b) (3M USD LIBOR + 0.710%)
12,000,000	3.275		11/04/21	12,081,360
National Australia Bank Ltd.(b)
1,454,000	4.375		12/10/20	1,496,660
(3M USD LIBOR + 0.350%)
16,000,000	2.954	(a)	01/12/21	16,021,920
Nordea Bank Abp(b)
3,745,000	2.125		05/29/20	3,738,147
14,115,000	2.500		09/17/20	14,138,572
9,300,000	4.875		01/14/21	9,650,238
Regions Bank(a)(c) (3M USD LIBOR + 0.380%)
3,191,000	2.699		04/01/21	3,182,959
Royal Bank of Canada(a) (3M USD LIBOR + 0.400%)
10,000,000	2.980		01/25/21	10,037,370

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Santander UK PLC(a)
(3M USD LIBOR + 0.620%)
$13,350,000	3.140%		06/01/21	$ 13,372,428
(3M USD LIBOR + 0.660%)
11,800,000	3.178		11/15/21	11,831,978
Skandinaviska Enskilda Banken AB(b)
6,000,000	2.625		11/17/20	6,021,120
(3M USD LIBOR + 0.430%)
42,010,000	2.955	(a)	05/17/21	42,141,071
Societe Generale SA(b)
12,000,000	2.625		09/16/20	12,031,920
4,900,000	2.500		04/08/21	4,902,695
(3M USD LIBOR + 1.330%)
3,500,000	3.919	(a)	04/08/21	3,549,980
Standard Chartered PLC(b)
15,000,000	2.100		08/19/19	14,987,550
Sumitomo Mitsui Banking Corp.
9,028,000	2.450		01/16/20	9,030,618
5,000,000	2.650		07/23/20	5,014,550
Sumitomo Mitsui Trust Bank Ltd.(a)(b) (3M USD LIBOR + 0.910%)
13,483,000	3.511		10/18/19	13,507,135
SVB Financial Group
2,650,000	5.375		09/15/20	2,739,093
Svenska Handelsbanken AB
11,000,000	5.125	(b)	03/30/20	11,228,580
(3M USD LIBOR + 1.150%)
5,000,000	3.469	(a)	03/30/21	5,076,600
(3M USD LIBOR + 0.470%)
5,000,000	2.995	(a)	05/24/21	5,020,450
The Bank of Nova Scotia(a) (3M USD LIBOR + 0.420%)
12,000,000	3.000		01/25/21	12,029,040
UBS AG
14,050,000	2.350		03/26/20	14,049,438
2,500,000	2.200	(b)(c)	06/08/20	2,496,525
3,000,000	4.875		08/04/20	3,083,370
Wells Fargo & Co.
10,000,000	2.150		01/30/20	9,990,000
7,500,000	4.600		04/01/21	7,782,525
(3M USD LIBOR + 0.930%)
6,827,000	3.465	(a)(c)	02/11/22	6,864,753
Wells Fargo Bank NA(a)(c) (3M USD LIBOR + 0.620%)
26,000,000	3.141		05/27/22	26,049,660
Westpac Banking Corp.(a)
(3M USD LIBOR + 0.360%)
16,000,000	2.880	(b)	09/01/20	15,990,560
(3M USD LIBOR + 0.850%)
19,655,000	3.431		01/11/22	19,847,619

				1,054,434,808

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – 0.3%
DuPont de Nemours, Inc. (3M USD LIBOR + 0.710%)
$10,000,000	3.228%		11/15/20	$ 10,065,900

Computers – 1.6%
Hewlett Packard Enterprise Co.(c)
14,559,000	3.600		10/15/20	14,746,811
(3M USD LIBOR + 0.720%)
14,298,000	3.318	(a)	10/05/21	14,301,289
International Business Machines Corp.(a) (3M USD LIBOR + 0.400%)
20,450,000	2.935		05/13/21	20,520,552

				49,568,652

Diversified Financial Services(c) – 1.9%
American Express Co.
8,000,000	3.000		02/22/21	8,085,040
(3M USD LIBOR + 0.620%)
30,000,000	3.140	(a)	05/20/22	30,085,500
American Express Credit Corp.(a) (3M USD LIBOR + 0.730%)
3,000,000	3.251		05/26/20	3,015,510
Capital One Financial Corp.
15,000,000	2.500		05/12/20	15,014,850
2,804,000	2.400		10/30/20	2,805,991

				59,006,891

Electrical – 0.9%
DTE Energy Co.
1,750,000	1.500		10/01/19	1,745,817
NextEra Energy Capital Holdings, Inc.(a) (3M USD LIBOR + 0.450%)
11,625,000	2.780		09/28/20	11,696,029
Sempra Energy(a)(c) (3M USD LIBOR + 0.500%)
10,000,000	3.097		01/15/21	9,966,500
Southern Power Co
4,600,000	1.950		12/15/19	4,585,970

				27,994,316

Food & Drug Retailing(a)(b) – 0.4%
Mondelez International Holdings Netherlands BV (3M USD LIBOR + 0.610%)
12,271,000	3.192		10/28/19	12,286,216

Insurance – 1.0%
Metropolitan Life Global Funding I(a)(b) (3M USD LIBOR + 0.230%)
9,000,000	2.819		01/08/21	9,000,810
Protective Life Global Funding(b)
2,800,000	2.262		04/08/20	2,797,956
13,355,000	2.700		11/25/20	13,412,159
Reinsurance Group of America, Inc.
4,125,000	5.000		06/01/21	4,315,328

				29,526,253

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a) – 0.7%
Marriott International, Inc.
(3M USD LIBOR + 0.600%)
$15,608,000	3.120%		12/01/20	$ 15,668,231
(3M USD LIBOR + 0.650%)
5,850,000	3.103		03/08/21	5,864,684

				21,532,915

Machinery - Construction & Mining(a) – 0.7%
Caterpillar Financial Services Corp. (3M USD LIBOR + 0.390%)
22,500,000	2.915		05/17/21	22,558,725

Miscellaneous Manufacturing – 0.5%
General Electric Co.
2,645,000	6.000		08/07/19	2,653,517
(3M USD LIBOR + 0.800%)
2,894,000	3.397	(a)	04/15/20	2,893,711
3,420,000	5.550		05/04/20	3,500,267
5,500,000	4.375		09/16/20	5,617,370

				14,664,865

Oil Field Services(a)(b)(c) – 0.2%
Phillips 66 (3M USD LIBOR + 0.750%)
6,500,000	3.347		04/15/20	6,500,910

Pharmaceuticals – 2.0%
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 0.630%)
16,550,000	2.979		06/25/21	16,473,539
Bayer US Finance LLC(b)
7,427,000	2.375		10/08/19	7,414,968
CVS Health Corp.
(3M USD LIBOR + 0.720%)
10,000,000	3.173	(a)	03/09/21	10,038,600
13,000,000	3.350		03/09/21	13,180,180
McKesson Corp.
15,700,000	3.650		11/30/20	15,946,490

				63,053,777

Real Estate Investment Trust(c) – 0.8%
ERP Operating LP
10,350,000	2.375		07/01/19	10,350,000
HCP, Inc.
4,485,000	2.625		02/01/20	4,489,171
WEA Finance LLC/Westfield UK & Europe Finance PLC(b)
5,296,000	2.700		09/17/19	5,295,894
4,500,000	3.250		10/05/20	4,541,130

				24,676,195

Trucking & Leasing(a)(b) – 0.3%
Aviation Capital Group LLC (3M USD LIBOR + 0.950%)
10,000,000	3.470		06/01/21	10,037,300

TOTAL CORPORATE OBLIGATIONS (Cost $1,572,065,094)				$1,578,581,183

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares	Dividend Rate		Value

Investment Companies(d) – 11.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
58,257,351	2.308%		$ 58,257,351
Goldman Sachs Financial Square Money Market Fund - Institutional Shares
291,478,260	2.506		291,653,147

TOTAL INVESTMENT COMPANIES (Cost $349,825,186)			$ 349,910,498

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,921,890,280)			$1,928,491,681

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 37.1%
Certificates of Deposit – 3.2%
Bayerische Landesbank
$34,000,000	2.580%	07/05/19	$ 34,000,910
Lloyds Bank Corp.
14,163,000	3.000	07/29/19	14,170,099
National Bank of Kuwait SAKP
20,000,000	2.760	10/29/19	20,018,842
30,000,000	2.650	08/12/19	30,004,895

			98,194,746

Commercial Paper – 30.4%
AT&T, Inc.(b)(e)
18,000,000	0.000	12/10/19	17,782,777
Bank of China Ltd.(e)
15,000,000	0.000	03/06/20	14,736,450
10,000,000	0.000	09/03/19	9,952,858
15,000,000	0.000	08/08/19	14,956,062
7,000,000	0.000	10/02/19	6,953,053
Bank of Montreal(a)
15,250,000	2.812	08/28/20	15,262,129
Bank of Nova Scotia(a)
24,000,000	2.666	09/21/20	24,008,617
Bayerische Landesbank(e)
39,450,000	0.000	08/08/19	39,337,318
Bedford Row Funding Corp.(b)(e)
7,000,000	0.000	10/16/19	6,952,666
9,500,000	0.000	10/18/19	9,434,534

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Bell Canada, Inc.(b)(e)
$10,000,000	0.000%	08/19/19	$ 9,961,910
BNP Paribas SA(a)
15,000,000	2.684	07/10/19	15,000,290
Boeing Co.(b)(e)
10,000,000	0.000	12/11/19	9,887,489
Canadian Imperial Bank of Commerce(a)
(1M USD LIBOR + 0.350%)
10,000,000	2.780	11/05/19	10,007,814
(3M USD LIBOR + 0.400%)
16,000,000	2.976	05/02/20	16,034,475
(3M USD LIBOR + 0.330%)
10,000,000	2.911	07/11/19	10,000,848
Chariot Funding LLC(b)(e)
15,400,000	0.000	07/12/19	15,385,746
China Construction Banking Corp.(b)(e)
20,000,000	0.000	09/09/19	19,898,489
8,000,000	0.000	09/20/19	7,952,587
11,000,000	0.000	10/01/19	10,926,124
Cnpc Finance(b)(e)
25,000,000	0.000	07/11/19	24,977,214
Collateralized Commercial Paper II Co. LLC(b)(e)
15,000,000	0.000	10/22/19	14,891,347
4,510,000	0.000	11/25/19	4,468,095
Cooperatieve Rabobank UA(a)
7,250,000	2.673	03/24/20	7,263,648
Credit Agricole Corporate & Investment Bank(a)
(3M USD LIBOR + 0.400%)
10,000,000	2.743	09/24/20	10,006,011
(3M USD LIBOR + 0.350%)
11,500,000	2.933	07/30/20	11,512,131
Credit Suisse AG(a)
15,000,000	2.810	05/04/20	15,016,115
Credit Suisse New York(a)
(SOFRRATE + 0.380%)
4,000,000	2.810	10/04/19	4,002,437
(3M USD LIBOR + 0.170%)
4,000,000	2.503	09/26/19	4,001,131
E.I.Du Pont De Nemours & Co.(b)(e)
13,500,000	0.000	08/01/19	13,467,947
Federation des Caisses Desjardins du Quebec(b)(e)
20,000,000	0.000	08/13/19	19,939,050
First Abu Dhabi Bank P.J.S.C.(b)(e)
30,000,000	0.000	08/07/19	29,920,567
General Electric Co.(e)
12,430,000	0.000	09/03/19	12,370,038

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
$3,000,000	0.000%		08/01/19	$ 2,992,784
Henkel Corp.(b)(e)
14,000,000	0.000		02/04/20	13,796,655
HSBC Bank PLC(a)(b)
5,450,000	2.802		09/25/19	5,452,417
Louis Vuitton SE(e)
30,000,000	0.000		10/24/19	29,764,000
Macquarie Bank Ltd.(b)(e)
9,000,000	0.000		11/07/19	8,924,364
Mccormick & Co.(b)(e)
15,000,000	0.000		10/21/19	14,873,644
Metlife Short Term Funding(b)(e)
10,000,000	0.000		07/23/19	9,983,354
Mizuho Bank Ltd.(a)
(3M USD LIBOR + 0.380%)
6,500,000	2.729		06/25/20	6,508,189
(3M USD LIBOR + 0.400%)
5,000,000	2.921		11/27/19	5,002,793
(3M USD LIBOR + 0.400%)
9,000,000	3.002		10/04/19	9,009,337
Natixis SA(a)
25,000,000	3.112		01/22/21	25,037,959
Nordea Bank Abp(a)
15,052,000	2.855		02/05/21	15,049,579
Oversea-Chinese Banking Corp. Ltd.(a)
13,000,000	2.791		10/24/19	13,008,393
Reckitt Benckiser Treas(b)(e)
4,000,000	0.000		08/05/19	3,989,938
Reckitt Benckiser Treasury Services PLC(b)(e)
20,500,000	0.000		02/04/20	20,202,246
Schlumberger Holdings(b)(e)
19,350,000	0.000		07/08/19	19,335,901
25,000,000	0.000		07/16/19	24,967,175
16,000,000	0.000		07/03/19	15,994,176
Societe Generale SA(a)(b)
19,450,000	3.025		12/18/19	19,483,242
Standard Chartered Bank
(3M USD LIBOR + 0.310%)
12,000,000	2.889	(a)	10/31/19	12,009,554
(3M USD LIBOR + 0.420%)
18,000,000	2.822	(a)	09/18/20	18,032,174
7,000,000	3.190		10/31/19	7,018,928
Sumitomo Mitsui Banking Corp.(a)
(3M USD LIBOR + 0.350%)
1,180,000	2.947		10/15/20	1,180,294

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
(3M USD LIBOR + 0.410%)
$1,000,000	2.812%	06/18/20	$ 1,001,234
(3M USD LIBOR + 0.420%)
4,000,000	3.001	07/24/20	4,005,825
(3M USD LIBOR + 0.370%)
11,000,000	2.953	01/31/20	11,012,702
(3M USD LIBOR + 0.370%)
5,100,000	2.951	07/11/19	5,100,428
Svenska Handelsbanken AB(a)
(3M USD LIBOR + 0.280%)
10,450,000	2.682	09/11/20	10,457,382
(3M USD LIBOR + 0.400%)
15,250,000	2.992	04/01/20	15,290,833
Swedbank AB(a)
1,000,000	2.845	08/24/20	1,001,467
The Boeing Co.(b)(e)
30,000,000	0.000	08/14/19	29,906,353
The Toronto-Dominion Bank(b)(e)
7,200,000	0.000	10/18/19	7,148,816
United Healthcare Co.(b)(e)
25,000,000	0.000	07/11/19	24,977,575
15,000,000	0.000	08/30/19	14,934,743
Versailles LLC(b)(e)
14,500,000	0.000	08/08/19	14,460,499
VW Credit, Inc.(b)(e)
10,000,000	0.000	12/06/19	9,882,291
Walgreens Boots Alliance, Inc.(e)
5,600,000	0.000	08/01/19	5,586,529
1,872,000	0.000	08/12/19	1,865,998
6,050,000	0.000	08/26/19	6,024,339
10,000,000	0.000	09/09/19	9,947,399
Westpac Banking Corp.(a)(b)
15,000,000	2.924	10/31/19	15,008,802

			945,498,278

Repurchase Agreement – 3.5%
Bank of America Corp.
15,000,000	3.040	07/22/19	15,000,000
Maturity Value: $15,026,600 Settlement Date: 7/1/2019 Collateralized by various common stocks and preferred stock. The aggregate market value of the collateral was 16,247,264.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Repurchase Agreement – (continued)
BNP Paribas SA
$35,000,000	2.600%	07/01/19	$ 35,000,000

Maturity Value: $35,000,000

Settlement Date: 7/1/2019

Collateralized by various corporate obligations and government bonds, 3.500% to 8.750%, due 04/01/20 to 03/15/43. The aggregate market value of the collateral, including accrued interest, was $38,501,065.

Citigroup Global Markets, Inc.
19,000,000	2.955	08/16/19	19,000,000

Maturity Value: $19,071,729

Settlement Date: 7/1/2019

Collateralized by various mortgage obligations and corporate obligations, 0.000% to 5.273%, due 06/25/25 to 08/28/57. The aggregate market value of the collateral, including accrued interest, was $21,850,001.

Nomura
19,000,000	3.148	08/02/19	19,000,000

Maturity Value: $19,099,687

Settlement Date: 7/1/2019

Collateralized by various mortgage obligations, 2.644% to 11.272%, due 09/25/22 to 08/25/58. The aggregate market value of the collateral, including accrued interest, was $22,559,623.

Wells Fargo
20,000,000	2.749	08/22/19	20,000,000

Maturity Value: $20,079,416

Settlement Date: 7/1/2019

Collateralized by various mortgage obligations and municipal debt obligation, 2.501% to 6.425%, due 06/01/25 to 01/15/60. The aggregate market value of the collateral, including accrued interest, was $23,109,558.

			108,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,151,013,331)			$1,151,693,024

TOTAL INVESTMENTS – 99.2% (Cost $3,072,903,611)			$3,080,184,705

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			24,270,239

NET ASSETS – 100.0%			$3,104,454,944

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vii. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/ payable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security . Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2019:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$282,989,360	$—
Mortgage-Backed Obligations	—	20,000,000	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	20,275,907	9,402,538	—
Asset-Backed Securities	—	97,179,725	—
Municipal Debt Obligation	—	414,195	—
Investment Companies	25,098,341	—	—
Short-term Investments	—	58,687,272	—

Total	$45,374,248	$468,673,090	$—

Derivative Type

Assets(a)
Futures Contracts	$69,143	$—	$—

Liabilities(a)
Futures Contracts	$(1,404,173)	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$149,161,933	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	109,128,019	44,160,820	—
Asset-Backed Securities	—	28,867,645	—
Municipal Debt Obligations	—	5,813,250	—
Investment Company	30,190,989	—	—
Short-term Investments	—	1,136,464	—

Total	$139,319,008	$229,140,112	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investment Type	Level 1	Level 2	Level 3

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(5,126,575)	$—

Total	$—	$(5,126,575)	$—

Derivative Type

Assets(a)
Futures Contracts	$567,973	$—	$—
Interest Rate Swap Contracts	—	1,448	—

Total	$567,973	$1,448	$—

Liabilities(a)
Futures Contracts	$(696,581)	$—	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$16,477,975	$—
Mortgage-Backed Obligations	—	132,463,059	—
U.S. Government Agencies	—	7,201,944	—
Asset-Backed Securities	—	195,677,857	—
Municipal Debt Obligations	—	12,415,864	—
Short-term Investments	—	3,730,578	—

Total	$—	$367,967,277	$—

Derivative Type

Assets(a)
Futures Contracts	$262,388	$—	$—
Interest Rate Swap Contracts	—	77,873	—

Total	$262,388	$77,873	$—

Liabilities(a)
Futures Contracts	$(282,235)	$—	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$376,483,544	$—	$—
Investment Company	11,095,376	—	—

Total	$387,578,920	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$1,252,852	$—	$—
Interest Rate Swap Contracts	—	578,473	—

Total	$1,252,852	$578,473	$—

Liabilities(a)
Futures Contracts	$(948,578)	$—	$—
Interest Rate Swap Contracts	—	(1,045,155)	—

Total	$(948,578)	$(1,045,155)	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$417,573,327	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	565,666,558	81,964,484	—
Asset-Backed Securities	—	1,120,296	—

Total	$565,666,558	$500,658,107	$—

Derivative Type

Assets(a)
Futures Contracts	$3,250,085	$—	$—

Liabilities(a)
Futures Contracts	$(4,019,600)	$—	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$519,602,543	$—
Mortgage-Backed Obligations	—	85,732,390	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	13,125,880	4,201,134	—
Asset-Backed Securities	—	78,631,499	—
Foreign Debt Obligations	—	11,409,795	—
Municipal Debt Obligations	—	25,001,994	—
Investment Company	7,696,773	—	—
Short-term Investments	—	3,985,111	—

Total	$20,822,653	$728,564,466	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,127,651	$—
Futures Contracts(a)	2,368,854	—	—
Interest Rate Swap Contracts(a)	—	2,336,046	—
Credit Default Swap Contracts(a)	—	290,559	—
Options Purchased	3,625	—	—

Total	$2,372,479	$3,754,256	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(698,910)	$—
Futures Contracts	(1,038,968)	—	—
Interest Rate Swap Contracts	—	(1,481,660)	—
Credit Default Swap Contracts	—	(36,590)	—

Total	$(1,038,968)	$(2,217,160)	$—

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,578,581,183	$—
Investment Companies	349,910,498	—	—
Short-term Investments	—	1,151,693,024	—

Total	$349,910,498	$2,730,274,207	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.